UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21236

DREYFUS PREMIER STOCK FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier
Small Cap
Equity Fund
SEMIANNUAL REPORT March 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
10	Financial Highlights
15	Notes to Financial Statements
21	Schedule of Investments (Master Portfolio)
26	Statement of Assets and Liabilities
(Master Portfolio)
27	Statement of Operations (Master Portfolio)
28	Statement of Changes in Net Assets
(Master Portfolio)
29	Financial Highlights (Master Portfolio)
30	Notes to Financial Statements (Master Portfolio)
37	Trustees and Officers (Master Portfolio)

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier
Small Cap Equity Fund
The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Small Cap Equity Fund covers the six-month period from October 1, 2003, through March 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Joseph M. Corrado and Stephanie Brandaleone of The Boston Company Asset Management, LLC, adviser to the master portfolio in which the fund is invested.

The stock market rally that began before the reporting period contin ued to gain momentum through the fourth quarter of 2003 as stronger U.S. economy, improving corporate spending and investment, and a weakening U.S. dollar relative to most major foreign currencies helped boost corporate profits. However, the rally appeared to stall toward the end of the first quarter of 2004, primarily because some investors evidently became concerned that many stocks may have gained too much value too quickly.

While we believe that the prospects for stocks remain generally posi tive over the long run, investors should be prepared to weather day to-day volatility and periodic market corrections as they pursue their long-term goals. As always, we encourage you to review your invest ments regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportuni ties and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2004

DISCUSSION OF FUND PERFORMANCE

Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier Small Cap Equity Fund perform relative to its benchmark?

For the six-month reporting period ended March 31, 2004, the fund produced total returns of 24.92% for its Class A Shares, 24.32% for its Class B Shares, 24.32% for its Class C shares, 24.98% for its Class R shares and 24.63% for its Class T shares.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index, produced a total return of 24.42% for the same period.2

The fund continued to benefit during the reporting period from stronger economic growth and better business conditions for many small-cap companies.The fund’s performance was generally comparable to the benchmark’s performance, primarily due to strong individual stock selections in the health care and financial sectors.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company Small Cap Value Portfolio of the Mellon Institutional Funds Master Portfolio.The fund invests, under normal circumstances, at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies.The fund also may invest up to 20% of its net assets in high-grade fixed-income securities with remaining maturities of three years or less.

We employ a value-based investment style, in which we seek to identify companies with stocks trading at prices below what we believe to be their intrinsic values. We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.

The Fund

DISCUSSION OF FUND PERFORMANCE (continued)

We focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best.The stock selection process is designed to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth.

What other factors influenced the fund’s performance?

Although we choose investments one stock at a time rather than according to our views of economic or market trends, it should be noted that small-cap stock prices generally were propelled higher during the reporting period by a stronger economic environment. Low short-term interest rates and 2003’s federal tax cuts supported consumer spending, while an improving business outlook made corporate managers more optimistic, supporting higher levels of capital spending and investment.

The fund’s top performer was building products manufacturer Louisiana-Pacific Corp. in the basic industries sector. Louisiana-Pacific benefited from investors’ positive reaction to its restructured balance sheet and strong pricing of its core product, oriented strand board. In the financial services sector, Puerto Rico-based Santander BanCorp benefited from a new management team’s efforts to correct past missteps. In addition, the acquisition of a broker-dealer from Santander’s parent company reassured investors and caused the company’s stock price to rise. In the health care area, the stock of managed care provider Sierra Health Services rose as investors increasingly recognized the company’s continued strength in several key markets.Among the fund’s technology stocks, InVision Technologies, a leading manufacturer of explosives detection systems, saw its stock rise after an acquisition offer from General Electric.

Although the fund’s consumer discretionary holdings lagged the averages overall, the fund received a strong contribution to performance from athletic shoe retailer Footlocker, whose stock price rose after it closed weaker stores and resolved a dispute with Nike, a key supplier. In addition, Perrigo Co., a maker of private-label pharmaceutical and nutritional products, benefited from its entry into generic prescription drugs and strong cash flows from ongoing operations.

The fund also had some disappointing results. Earnings of video retailer Hollywood Entertainment were hurt by its expansion into video games and consumers’ increasing tendency to buy DVDs rather than rent them. Planar Systems, a manufacturer of flat-screen monitors, suffered from increased competition and pricing pressures in the medical market. In the retail area, 2003 holiday sales proved to be disappointing for video game retailer Electronics Boutique and apparel seller Gadzooks, while toys chain FAO Schwarz was hurt by weakness in its Zany Brainy stores, despite the company’s initial emergence from bankruptcy.

What is the fund’s current strategy?

Although small-cap stocks generally appeared to be more fully valued at the end of the reporting period, our bottom-up stock selection process has continued to identify companies with what we believe to be strong business fundamentals and attractive stock prices. Not surprisingly, in the current market environment we have found a larger number of economically sensitive companies that meet our value-oriented investment criteria, while we have identified fewer opportunities among companies that historically have been sensitive to rising short-term interest rates.

April 15, 2004

The fund invests in a “master portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The investment adviser to the master portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally means the fund and the master portfolio in which it invests.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until the fund’s total assets reach $15 million and, in any event, at least until January 1, 2005. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund

Dreyfus Premier Stock Funds
Dreyfus Premier Small Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

Value

Assets ($):
Investment in The Boston Company Small Cap Value
Portfolio (“Portfolio”), at value (Note 1A)	754,923
Receivable due from administrator—Note 2	155,577
Receivable for Fund shares sold	283
910,783

Liabilities ($):
Accrued accounting, custody and transfer agent fees	35,011
Accrued expenses and other liabilities	122,520
157,531

Net Assets ( $)	753,252

Composition of Net Assets ($):
Paid-in capital	666,552
Undistributed net investment (loss)	(2,167)
Accumulated net realized gain on investments	67,303
Net unrealized appreciation on investments	21,564

Net Assets ( $)	753,252

Net Assets Attributable to ($):
Class A	274,703
Class B	269,674
Class C	142,971
Class R	16,559
Class T	49,345

Shares of Beneficial Interest outstanding:
Class A	12,173
Class B	12,068.57
Class C	6,398
Class R	732
Class T	2,195

Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A	22.57
Class B	22.35
Class C	22.35
Class R	22.62
Class T	22.48

The accompanying notes are an integral part of the financial statements.

Dreyfus Premier Stock Funds
Dreyfus Premier Small Cap Equity Fund
STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (Unaudited)

Investment Income—Note 1(b) ($):
Interest income allocated from Portfolio
(including securities lending income of $	436)	171
Dividend income allocated from Portfolio		1,522
Expenses allocated from Portfolio		(2,174)
Net investment income allocated from Portfolio		(481)
Expenses:
Professional fees		12,225
Registration fees		30,464
Distribution fees—Note 2(b)		756
Shareholder servicing costs—Note 2(c)		533
Transfer agent fees—Note 2(c)		251
Propectus and shareholders’ reports		1,832
Custodian fees—Note 2(c)		1,028
Administration service fee—Note 2(c)		111
Miscellaneous		8,023
Total Expenses		55,223
Less—reimbursement of Fund operating expenses—Note 2(a)		(53,537)
Net Expenses		1,686
Investment (Loss)—net		(2,167)

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions		67,339
Change in unrealized appreciation (depreciation)
on investments allocated from Portfolio		23,494
Net Realized and Unrealized Gain on Investments		90,833
Net Increase in Net Assets from Operations		88,666

The accompanying notes are an integral part of the financial statements

The Fund

Dreyfus Premier Stock Funds
Dreyfus Premier Small Cap Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004	Year Ended
	(Unaudited)	September 30, 2003[a]

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Investment income (loss)—net	(2,167)	(464)
Net realized gain (loss) on investments	67,339	18,187
Change in net unrealized appreciation
(depreciation) on investments	23,494	(1,930)
Net Increase in Net Assets from
Investment Operations	88,666	15,793

Dividends to Shareholders from ($)
Net realized gain on investments:
Class A	(4,529)	—
Class B	(2,181)	—
Class C	(1,217)	—
Class R	(306)	—
Class T	(197)	—
Total Dividends	(8,430)	—

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	112,491	144,659
Class B	214,462	58,579
Class C	114,250	53,505
Class R	6,397	6,000
Class T	38,262	6,000
Dividends reinvested:
Class A	4,312	—
Class B	1,710	—
Class C	630	—
Class R	306	—
Class T	197	—

	Six Months Ended
	March 31, 2004	Year Ended
	(Unaudited)	September 30, 2003[a]

Fund Share (Principal) Transactions
(Note 4) ($) (continued):
Cost of shares redeemed:
Class A	(28,236)	—
Class B	(14,079)	(17,848)
Class C	(35,078)	(9,286)
Class R	(10)	—
Class T	—	—
Net Increase in Net Assets
from Capital Transactions	415,614	241,609
Total Increase in Net Assets	495,850	257,402

Net Assets ($):
Beginning of period	257,402	—
End of period	753,252	257,402

a From February 1, 2003 (commencement of operations) to September 30, 2003.

The accompanying notes are an integral part of the financial statements

The Fund

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2004	Year Ended
Class A Shares	(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period	18.48	14.00
From Investment Operations:
Net Investment (loss)†	(.07)[a]	(.05)[a]
Net realized and unrealized gain on investments	4.62	4.53
Total from investment operations	4.55	4.48
Distributions :
Dividends from net realized gains on investments	(.46)	—
Net asset value, end of period ($)	22.57	18.48

Total Return (%)	24.92[b,c]	32.00[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.67[c]	.89[c]
Net investment (loss) (to average daily net assets)†	(.34)[c]	(.29)[c]

Net Assets, end of period ($ x 1,000)	275	146

* From February 1, 2003 (commencement of operations) to September 30, 2003.

† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(2.56)[a]	(21.53)
Ratios (to average daily net assets) (%):
Expenses	12.88[c]	121.07
Net investment (loss)	(12.55)[c]	(120.47)
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

	Six Months Ended
	March 31, 2004	Year Ended
Class B Shares	(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period	18.39	14.00
From Investment Operations:
Net Investment (loss)†	(.14)[a]	(.13)[a]
Net realized and unrealized gain on investments	4.56	4.52
Total from investment operations	4.42	4.39
Distributions :
Dividends from net realized gains on investments	(.46)	—
Net asset value, end of period ($)	22.35	18.39

Total Return (%)	24.32[b,c]	31.36[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	1.05[c]	1.39[c]
Net investment (loss) (to average daily net assets)†	(.75)[c]	(.79)[c]

Net Assets, end of period ($ x 1,000)	270	48

* From February 1, 2003 (commencement of operations) to September 30, 2003.

† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(2.47)[a]	(20.36)[a]
Ratios (to average daily net assets) (%):
Expenses	13.26[c]	121.56[c]
Net investment (loss)	(12.96)[c]	(120.96)[c]
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

The Fund

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2004	Year Ended
Class C Shares	(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period	18.39	14.00
From Investment Operations:
Net Investment (loss)†	(.14)[a]	(.13)[a]
Net realized and unrealized gain on investments	4.56	4.52
Total from investment operations	4.42	4.39
Distributions :
Dividends from net realized gains on investments	(.46)	—
Net asset value, end of period ($)	22.35	18.39

Total Return (%)	24.32[b,c]	31.36[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	1.05[c]	1.38[c]
Net investment (loss) (to average daily net assets)†	(.73)[c]	(.79)[c]

Net Assets, end of period ($ x 1,000)	143	48
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
†	For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(2.46)[a]	(20.89)[a]
Ratios (to average daily net assets) (%):
Expenses	13.26[c]	121.56[c]
Net investment (loss)	(12.94)[c]	(120.97)[c]
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

	Six Months Ended
	March 31, 2004	Year Ended
Class R Shares	(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period	18.52	14.00
From Investment Operations:
Net Investment (loss)†	(.05)[a]	(.02)[a]
Net realized and unrealized gain on investments	4.61	4.54
Total from investment operations	4.56	4.52
Distributions :
Dividends from net realized gains on investments	(.46)	—
Net asset value, end of period ($)	22.62	18.52

Total Return (%)	24.98[b,c]	32.22[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.55[c]	.73[c]
Net investment (loss) (to average daily net assets)†	(.23)[c]	(.13)[c]

Net Assets, end of period ($ x 1,000)	17	8
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
†	For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(2.60)[a]	(19.34)[a]
Ratios (to average daily net assets) (%):
Expenses	12.76[c]	120.90[c]
Net investment (loss)	(12.44)[c]	(120.30)[c]
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

The Fund

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2004	Year Ended
Class T Shares	(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period	18.45	14.00
From Investment Operations:
Net Investment (loss)†	(.08)[a]	(.07)[a]
Net realized and unrealized gain on investments	4.57	4.52
Total from investment operations	4.49	4.45
Distributions :
Dividends from net realized gains on investments	(.46)	—
Net asset value, end of period ($)	22.48	18.45

Total Return (%)	24.63[b,c]	31.79[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.80[c]	1.06[c]
Net investment (loss) (to average daily net assets)†	(.51)[c]	(.46)[c]

Net Assets, end of period ($ x 1,000)	49	8
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
†	For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(1.99)[a]	(19.36)[a]
Ratios (to average daily net assets) (%):
Expenses	13.01[c]	121.24[c]
Net investment (loss)	(12.72)[c]	(120.64)[c]
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Equity Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and operates as a series company currently offering three series.The Fund’s investment objective seeks to provide investors with long-term capital growth. The Dreyfus Corporation (“Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company Small Cap Value Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial and an affiliate of Dreyfus, is the investment adviser to the Portfolio.The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 3% at March 31, 2004).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions.Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a) The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Pursuant to an Administration Agreement with Dreyfus, the Company has agreed to pay Dreyfus a monthly administration fee at the annual rate of 0.10% of the value of the Fund’s average daily net assets. Dreyfus is currently limiting the operating expenses, or assuming all or part of the expenses of the Fund, excluding Rule 12b-1 fees, Shareholder Services fees and any class specific expenses, to 1.10% of the Fund’s average daily net assets. Pursuant to this expense limitation, for the period ended March 31, 2004, Dreyfus reimbursed the Fund in the amount of $53,537 for its operating expenses. Dreyfus has contractually agreed to this expense limitation and/or waiver until the Fund’s total assets reach $15 million and, in any event, at least until January 1, 2005.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2004, Class B, Class C and Class T shares were charged $447, $292 and $17, respectively, pursuant to the Plan.

During the period ended March 31, 2004, the Distributor retained no commissions earned on sales of Class A and T shares, and no contingent deferred sales charges on redemptions of the Fund’s Class B and C shares.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2004, Class A, Class B, Class C and Class T shares were charged $270, $149, $97 and $17, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2004, the Fund was charged $606 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the Fund. During the period ended March 31, 2004, the Fund was charged $1,028 pursuant to the custody agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilities to perform Fund accounting and administration services for the Fund. During the period ended March 31, 2004, the Fund was charged $111 pursuant to the administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. For the period ended March 31, 2004, the Fund incurred no Directors’ fees or expenses.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended March 31, 2004 aggregated $485,689 and $132,403, respectively.

NOTE 4—Capital Share Transactions:

Six Month Ended
March 31, 2004

Class A
Shares sold	5,119
Dividends reinvested	214
Shares redeemed	(1,037)
Net increase	4,296

Class B
Shares sold	9,909
Dividends reinvested	85
Shares redeemed	(556)
Net increase	9,438

Class C
Shares sold	5,235
Dividends reinvested	31
Shares redeemed	(1,457)
Net increase	3,809

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Six Month Ended
March 31, 2004

Class R
Shares sold	288
Dividends reinvested	15
Net increase	303

Class T
Shares sold	1,756
Dividends reinvested	10
Net increase	1,766

At March 31, 2004, eight shareholders held approximately 14%, 8%, 6%, 6%, 5%, 5%, 5% and 5% of the total outstanding shares of Class A. Three shareholders held approximately 7%, 6% and 5% of the total outstanding shares of Class B. Four shareholders held approximately 20%, 18%, 14%, and 7% of the total outstanding shares of Class C. Three shareholders held approximately 60%, 33% and 7% of the total outstanding shares of Class R.Three shareholders held approximately 41%, 39% and 20% of the total outstanding shares of Class T. Investment activity of these shareholders could have a material impact on the Fund.

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
March 31, 2004 (Unaudited)

		Value ($)
Security	Shares	(Note 1A)

EQUITIES—99.5%
Basic Materials—4.9%
Balchem Corp.	12,500	328,750
Cabot Microelectronics Corp.*	9,300	392,832
Compass Minerals International, Inc.*	21,500	352,385
Hecla Mining Co.*	48,800	410,408
Louisana-Pacific Corp.	17,100	441,180
Octel Corp.	13,900	414,915
Reliance Steel & Aluminum Co.	11,400	400,710
		2,741,180
Communications—6.7%
Anaren, Inc.*	16,600	261,948
Courier Corp.	11,650	521,338
Gemstar-TV Guide International, Inc.*	84,200	564,982
Macromedia, Inc.*	19,200	385,344
Powerwave Technologies, Inc.* (a)	54,500	425,100
Primus Telecommunications GP*	37,200	312,852
Remec, Inc.*	52,700	400,520
Stratex Networks, Inc.*	57,800	274,550
Surewest Communications	8,500	227,800
Tollgrade Communications, Inc.*	22,600	360,696
		3,735,130
Consumer Cyclical—11.0%
Atlantic Coast Airlines Holdings*	39,900	290,073
Big 5 Sporting Goods Corp.*	10,700	270,175
Charming Shoppes, Inc.*	46,100	359,119
Churchill Downs, Inc.	7,200	279,216
Circuit City Stores, Inc.	40,200	454,260
DEB Shops, Inc.	12,800	329,088
Interface, Inc.*	54,800	435,660
Longs Drug Stores Corp.	21,700	408,611
Regis Corp.	8,900	395,516
Rex Stores Corp.*	15,900	250,266
Saks, Inc	23,700	417,120

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

Consumer Cyclical (continued)
School Speciality, Inc.*	12,200	433,954
Stanley Furniture Co., Inc.	8,600	333,938
Too, Inc.*	13,100	274,445
Toro Co.	12,800	793,600
Tweeter Home Entertainment Group*	41,400	390,816
		6,115,857
Consumer Noncyclical—17.9%
Amedisys, Inc.*	17,800	434,498
American Italian Pasta Co.	7,300	291,489
Apria Healthcare Group, Inc.*	13,500	404,190
Discovery Partner International*	35,300	217,095
Dollar Thrifty Automotive Group*	32,600	823,802
Epix Medical, Inc.*	10,100	209,575
Green Mountain Coffee Roasters*	20,900	421,344
Hanger Orthopedic Group, Inc.*	17,600	317,680
ICU Medical, Inc.* (a)	11,800	358,366
Immunogen, Inc.*	40,500	272,160
Labor Ready, Inc.*	30,900	417,768
McGrath Rentcorp	11,100	338,439
Medicines Co.*	10,800	347,868
Medsource Technologies, Inc.*	73,000	432,160
Nutraceutical International Corp.*	13,500	291,600
Orthodontic Centers of America* (a)	50,500	398,950
Perrigo Co.	20,600	413,030
Polymedia Corp.	13,800	370,116
Ralcorp Holdings, Inc.*	36,100	1,098,523
Sierra Health Services*	13,220	481,208
United Therapeutics Corp.*	14,700	350,301
VCA Antech, Inc.*	10,500	374,115
Vical, Inc.*	40,300	245,830
Yankee Candle Co., Inc.*	22,400	617,792
		9,927,899

		Value ($)
Security	Shares	(Note 1A)

Energy—7.8%
Arch Coal, Inc.	15,500	486,545
Consol Energy, Inc. (a)	11,500	308,200
Dril-Quip, Inc.*	18,800	309,072
FMC Technologies, Inc.*	36,800	994,704
Grant Prideco, Inc.*	27,000	418,500
Hydril*	10,600	277,720
Input/Output, Inc.*	24,800	192,200
Key Energy Services, Inc.*	36,000	396,000
Massey Energy Co.	17,300	381,811
Tetra Technologies, Inc.*	21,150	552,650
		4,317,402
Financial—18.2%
Alexandria Real Estate Equities, Inc., REIT	8,600	541,800
American Home Mortgage
Investment Corp., REIT	17,800	512,640
Bank of Hawaii Corp.	8,900	412,337
Capital Automotive REIT	8,100	286,011
First Republic Bank	12,200	470,432
Horace Mann Educators Corp.	26,500	416,580
Innkeepers USA Trust, REIT	38,400	350,976
Investment Technology Group, Inc.*	26,900	411,570
Jones Lang Lasalle, Inc.*	14,600	375,366
Knight Trading Group, Inc.*	30,100	381,066
Lasalle Hotel Properties, REIT	17,000	401,200
Meristar Hospitality Corp., REIT*	39,500	274,525
Metris Cos, Inc.*	70,400	566,016
Newcastle Investment Corp., REIT	15,200	512,240
Phoenix Companies, Inc. (a)	30,600	410,346
Piper Jaffray Companies, Inc.*	4,900	265,335
Provident Bancorp, Inc.	23,100	273,735
Provident Financial Services, Inc.	16,700	312,123
Santander BanCorp.	25,400	698,500

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

Financial (continued)
Scottish Annuity & Life Holding	18,300	442,677
SL Green Realty Corp., REIT (a)	10,800	515,160
Southwest Bancorporation of Texas	12,300	464,079
Sterling Bancshares, Inc.	61,200	819,468
		10,114,182
Industrial—21.0%
Apogee Enterprises, Inc.	31,700	390,861
C&D Technologties, Inc.	25,400	424,434
Celadon Group, Inc.* (a)	28,700	477,281
CIRCOR International, Inc.	13,400	302,840
Concord Camera Corp.*	35,600	223,568
Cubic Corp.	12,000	312,000
Dycom Industries, Inc.*	19,900	527,748
Esterline Technologies Corp.*	22,000	546,700
Florida Rock Industries, Inc.	9,900	417,285
Heico Corp.	18,300	287,127
Herley Industries, Inc.*	23,100	436,128
Insituform Technologies, Inc.*	26,600	415,758
Invision Technologies, Inc.	17,500	869,225
Itron, Inc.*	21,600	401,976
Laidlaw International, Inc.*	37,600	547,080
Landstar System, Inc.*	12,400	507,656
Matthews International Corp., Class A	10,500	348,600
NN, Inc.	24,500	285,915
Paxar Corp.*	27,800	410,050
Simpson Manufacturing Co., Inc.	7,700	376,915
Sypris Solutions, Inc.	21,400	363,800
The Brink’s Co.	37,700	1,039,766
Trinity Industries, Inc.	15,200	422,560
Waste Connections, Inc.* (a)	24,700	983,060
Worthington Industries	17,500	335,475
		11,653,808

				Value ($)
Security			Shares	(Note 1A)

Technology—10.3%
Borland Software Corp.*			43,600	395,888
Cray, Inc.*			42,600	282,438
Credence Systems Corp.*	(a)		24,500	291,060
Digi International, Inc.*			26,700	263,529
eFunds Corp.*			17,300	283,720
EPIQ Systems, Inc.*			16,900	276,822
Mentor Graphics Corp.*			19,100	340,362
Midway Games, Inc.* (a)			54,600	397,488
NetIQ Corp.*			29,500	411,820
Perot Systems Corp., Class A*			73,100	972,230
Richardson Electronics Ltd.			26,900	325,759
Seachange International, Inc.*			15,000	229,500
Sybase, Inc.*			28,300	594,017
THQ, Inc.*			19,400	392,462
Zoran Corp.*			15,000	260,400
				5,717,495
Utilities—1.6%
Cleco Corp.			26,300	500,489
UGI Corp.			11,630	382,858
				883,347
TOTAL EQUITIES (cost $	44,950,135)			55,206,300

				Value ($)
Investment of Cash Collateral—7.1%			Par Value ($)	(Note 1A)

Dreyfus Institutional Preferred Money Market Fund
(cost $3,940,100)†			3,940,100	3,940,100

TOTAL INVESTMENTS—106.6% (cost $		48,890,235)		59,146,400
Other Assets, Less Liabilities—(6.6)%				(3,664,642)
NET ASSETS—100.0%				55,481,758

Notes to Schedule of Investments: REIT Real Estate Investment Trust

* Non-income producing security.

(a) Security, or a portion thereof, was on loan at March 31, 2004.

† Affiliated fund that is available only to investment companies and other accounts managed by TBCAM or its affiliates.The effective yield is 0.98%.A complete listing of the fund’s holdings as of its most recent fiscal year end is available.

The Fund

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Value Portfolio
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

			Value

Assets ($):
Investments, at value (including securities on loan valued at
	$3,120,266 (Note 6)) (Note 1A) (identified cost $	44,950,135)	55,206,300
Affiliated investment (Note 1F) (cost $	3,940,100)		3,940,100
Receivable for investments sold			3,110,241
Interest and dividends recievable			28,906
Prepaid expenses			3,435
Total assets			62,288,982

Liabilities
Liability for security lending collateral (Note 6)			3,940,100
Payable for investments purchased			2,625,192
Due to Custodian (Note 2)			210,581
Accrued accounting and custody fees (Note 2)			16,876
Accrued trustee fees and expenses (Note 2)			1,260
Accrued expenses and other liabilities			13,215
Total liabilities			6,807,224

Net Assets		(applicable to investors’ benficial interest)	55,481,758

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Value Portfolio
STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (Unaudited)

Investment Income (Note 1C) ($):
Dividend income		184,616
Interest income (including securities lending income of $	14,336)	18,541
Total investment Income		203,157
Expenses
Investment advisory fee (Note 2)		$214,071
Accounting and custody fees (Note 2)		41,171
Legal and audit services		14,280
Trustees’ fees and expenses (Note 2)		3,798
Insurance expense		3,751
Miscellaneous		734
Total expenses		277,805
Net investment income		(74,648)

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss)
Investment security transactions		8,321,333
Change in unrealized appreciation (depreciation)
Investment securities		3,369,995
Net realized and unrealized gain (loss)		11,691,328
Net Increase (Decrease) in Net Assets from Operations		$11,616,680

The accompanying notes are an integral part of the financial statements.

The Fund

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Value Portfolio
STATEMENT OF CHANGES IN NET ASSETS

		Six Months Ended
		March 31, 2004	Year Ended
		(Unaudited)	September 30, 2003

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations
Net investment income (loss)		(74,648)	(19,540)
Net realized gains (losses)		8,321,333	4,435,792
Change in net unrealized
appreciation (depreciation)		3,369,995	7,419,673
Net increase (decrease) in net assets
from investment operations		11,616,680	11,835,925

Capital Transactions
Assets contributed by Standish Small Cap
Value Fund (including unrealized
appreciation/depreciation of $	533,503)	—	36,721,319
Contributions		8,587,774	5,115,275
Withdrawals		(10,095,393)	(8,299,647)
Net increase (decrease) in net assets
from capital transactions		(1,507,794)	33,536,947
Total Increase (Decrease) in Net Assets		10,108,886	45,372,872

Net Assets
At beginning of period		45,372,872	—
At end of period		55,481,758	45,372,872

The accompanying notes are an integral part of the financial statements.

28

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

FINANCIAL HIGHLIGHTS

		For the period
		January 28, 2003
	Six Months Ended	(commencement
	March 31, 2004	of operations) to
	(Unaudited)	September 30, 2003

Total Return (%)†	24.75	29.85
Ratios/Supplemental data (%):
Expenses (to average daily net assets)*	1.04	1.10
Net Investment Loss (to average daily net assets)*	(0.28)	(0.07)
Portfolio Turnover	83	102

Net Assets, End of Period (000’s omitted) ($)	55,482	45,373

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets) (%):
Expenses	N/A	1.49
Net investment income	N/A	(0.07)
†	Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.Total return would have been lower in the absense of expense waivers. Returns for periods of less than one year have not been annualized.

††	Computed on an annualized basis.
†††	Not annualized.

The Fund

29

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The Boston Company Small Cap Value Portfolio (the “Portfolio”), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

At March 31, 2004, there were two funds,The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio. The value of the funds’ investment in the Portfolio reflects the funds’ proportionate interests in the net assets of the Portfolio. At March 31, 2004,The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held approximately 97% and 3% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not

30

readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.The Portfolio allocates at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

The Fund

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Commitments and Contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(f) Affiliated Issuers: Issuers in which the fund held investments in other investment companies advised by The Boston Company Asset Management, LLC (“TBCAM”) or its affiliates.

NOTE 2—Investment Advisory Fee:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio’s average daily net assets.

The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $37,566 during the period ended March 31, 2004.

No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust.The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004 were $27,770,048 and $27,885,914, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

32

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$44,974,005
Gross unrealized appreciation	10,658,694
Gross unrealized depreciation	(426,399)
Net unrealized appreciation	$10,232,295

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust’s registration statement.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns.Writing puts and buying calls tend to increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio’s exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value.The underlying face amount at value of any open purchased options is shown in the Schedule of Investments.This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the under-

The Fund

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

The Portfolio did not enter into option transactions during the period ended March 31, 2004.

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts

34

primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2004, the Portfolio held no outstanding financial futures contracts.

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss

The Fund

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the period ended March 31, 2004 resulting in security lending income. At March 31, 2004, the Portfolio had $3,120,266 worth of securities on loan.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the “Trust”) are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2004, the commitment fee was $767 for the Portfolio.

During the period ended March 31, 2004, the Portfolio had borrowed under the credit facility and incurred $30 of interest expense.

36

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies as of March 31, 2004. The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

Samuel C. Fleming (63) Trustee (1986) c/o Decision Resources, Inc. 260 Charles Street,Waltham, MA 02453

Principal Occupation During Past 5 Years:

• Chairman of the Board and Chief Executive Officer, Decision Resources, Inc.

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Caleb Loring III (59) Trustee (1986) c/o Essex Street Associates, 400 Essex Street, .Beverly, MA 01915

Principal Occupation During Past 5 Years:

• Trustee, Essex Street Associates (family investment trust office)

Number of Portfolios in Fund Complex Overseen by Trustee 29

———————

Benjamin M. Friedman (59) Trustee (1986) c/o Harvard University, Cambridge, MA 02138

Principal Occupation During Past 5 Years:

• William Joseph Maier, Professor of Political Economy, Harvard University

Number of Portfolios in Fund Complex Overseen by Trustee: 29

The Fund

37

TRUSTEES AND OFFICERS (continued)

INDEPENDENT TRUSTEES (continued)

John H. Hewitt (68) Trustee (1986)

P.O. Box 233, New London, NH 03257

Principal Occupation During Past 5 Years:

  Trustee, Mertens House, Inc.;Trustee and Chairman of the Board,Visiting Nurse Alliance of Vermont & New Hampshire

Number of Portfolios in Fund Complex Overseen by Trustee: 29

INTERESTED TRUSTEES

Patrick J. Sheppard (38)

Trustee, President and Chief Executive Officer (2003) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Chief Operating Officer, Mellon Institutional Asset Management; formerly Vice President and Chief Financial Officer, Mellon Institutional Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann (43) Secretary (2003) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  SeniorVice President and Head of Operations Mellon Institutional Asset Management, formerly First Vice President, Mellon Institutional Asset Management and Mellon Global Investments

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Steven M. Anderson (38)

Vice President and Treasurer (1999) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Mutual Funds Controller, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

38

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (continued)

Denise B. Kneeland

Assistant Vice President (1996) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Manager, Mutual Funds Operations, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Cara E. Hultgren (34) Assistant Vice President (2001) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Assistant Manager, Mutual Fund Operations since 2001; Shareholder Representative, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

The Fund

39

NOTES

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

Dreyfus Premier
Small Cap Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Custodian and Sub Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0439SA0304

Dreyfus Premier
International
Small Cap Fund
SEMIANNUAL REPORT March 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
10	Financial Highlights
15	Notes to Financial Statements
21	Schedule of Investments (Master Portfolio)
30	Statement of Assets and Liabilities
(Master Portfolio)
31	Statement of Operations (Master Portfolio)
32	Statement of Changes in Net Assets
(Master Portfolio)
33	Financial Highlights (Master Portfolio)
34	Notes to Financial Statements (Master Portfolio)
44	Trustees and Officers (Master Portfolio)

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier
International Small Cap Fund
The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier International Small Cap Fund covers the six-month period from October 1, 2003, through March 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Daniel B. LeVan, of The Boston Company Asset Management, LLC, adviser of the master portfolio in which the fund is invested.

The global stock market continued to rally during the reporting period, despite heightened volatility during the first quarter of 2004.With both industrialized and emerging economies on firmer footing, corporate spending and investment began to improve. In addition, strengthening foreign currencies relative to the U.S. dollar have made foreign-denominated investments more attractive to many domestic investors.

While we believe that the prospects for international stocks remain generally positive over the long run, investors should be prepared to weather day-to-day volatility and periodic market corrections as they pursue their long-term goals. As always, we encourage you to review your investments regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Daniel B. LeVan, CFA, Portfolio Manager

The Boston Company Asset Management, LLC, InvestmentAdviser

How did Dreyfus Premier International Small Cap Fund perform relative to its benchmark?

For the sixth-month period ended March 31, 2004, the fund produced total returns of 27.66% for its Class A Shares, 27.41% for its Class B Shares, 27.37% for its Class C shares, 28.05% for its Class R shares and 27.62% for its Class T shares.1 In comparison, the fund’s benchmark, the S&P/Citigroup Extended Market (EM) Ex-U.S. Index (“EM Ex-U.S. Index”), produced a total return of 26.47% for the same period.2 During the reporting period, international small-cap stocks continued to rally, supported by the ongoing recovery in the global economy, higher corporate profits and valuations that are attractive relative to other segments of the global stock market. Small-cap stocks continued to outperform international large-cap stocks. The fund slightly produced higher returns than its benchmark primarily because of the success of our stock selection strategy. Stock selection was especially strong in the Japanese and Canadian markets.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio of the Mellon Institutional Funds Master Portfolio. The fund invests, under normal circumstances, at least 80% of its assets in stocks that are located in foreign countries represented in the EM Ex-U.S. Index. The fund normally invests at least 80% of its assets in companies with market capitalizations of at least $100 million.

Although the portfolio manager generally seeks to allocate assets among countries in accordance with the EM Ex-U.S. Index, deviations may occur. Similarly, the portfolio manager uses the sector group allocations of the EM Ex-U.S. Index as a guide, but allocations may differ from those of the EM Ex-U.S. Index.The fund also may invest up to 20% of its assets in high-grade fixed-income securities of any maturity or duration.

Our approach is to employ a “bottom-up” stock selection process that

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

emphasizes individual stock selection. The portfolio manager uses quantitative models combined with qualitative analysis to construct a diversified portfolio of stocks that appear to have an attractive combination of solid business momentum and reasonable valuations. The models rank the relative attractiveness of stocks based on measures of business momentum and valuation.Analysts conduct further investigation into those stocks that rank highly to evaluate their business model and select those investments that are undervalued relative to their growth prospects.

What other factors influenced the fund’s performance?

International small-cap stocks benefited from three key trends during the reporting period. First, international small-cap markets were selling at a significant discount to their large-cap counterparts when the reporting period began. Investors increasingly recognized those values, and the valuation gap has now been eliminated as small caps have outperformed large caps by a considerable amount.

Second, investors were increasingly convinced that the global economy is in a sustainable recovery.The economy appears to be back on solid ground, which was especially apparent in the demand for raw materials and other commodities. Several of the fund’s Canadian holdings were major beneficiaries of this demand. One of the fund’s most successful investments during the reporting period was Inmet Mining, which produces copper, zinc and gold. Canada’s strong business climate also helped holdings such as Home Capital Group, a mortgage company, and Research In Motion, a manufacturer of wireless communications products.

Third, after a 15-year malaise, Japan’s economy is showing signs of a lasting recovery. Japan benefited during the reporting period from the U.S. economic recovery, an economic boom in China and the effects of long-awaited banking reforms. Importantly, the strength in Japan has been expanding beyond export driven and corporate driven sec-tors.The beginning of domestic, consumer-oriented strength has been a major change in Japan’s economic environment. Fund investments that have benefited from the Japanese recovery include: Index Corp., which provides Internet and mobile phone services in Japan; shipping company Kawasaki Kisen Kaisha, which benefited from strong levels of traffic to and from China; and Mitsui Trust, a regional bank, which performed particularly well as the number of nonperforming loans in its portfolio diminished.

4

However, the fund’s performance relative to its benchmark was hindered somewhat by our decision not to own shares of Elan, an Irish pharmaceutical company, whose stock rose sharply after the company resolved accounting questions from regulators, and announced a potential new multiple sclerosis drug.

What is the fund’s current strategy?

As always, we continue to identify opportunities among stocks in every market and economic sector. Our disciplined stock selection methodology remains focused on finding those stocks that we believe possess the best combination of business momentum and attractive valuations. Although we choose stocks one company at a time according to their business prospects and valuations, and not according to economic or market trends, we are aware that certain macroeconomic factors have the potential to reverse recent gains. For example, a pullback in China’s booming economy could affect exporters of the raw materials and energy products used in manufacturing. Accordingly, we continue to maintain a broadly diversified portfolio.

In addition, our bottom-up stock selection does tilt the portfolio slightly in certain directions. For example, the expected strength of the capital spending cycle has the portfolio with modest overweights in the capital goods segment of the industrials sector and in the hardware segment of the technology sector.We also believe the expected lower earnings that traditional banks may experience in an anticipated rising rate environment makes diversified financials (brokers, asset managers) more attractive.

April 15, 2004

The fund invests in a “master portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The investment adviser to the master portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally mean the fund and the master portfolio in which it invests.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until the fund’s total assets reach $15 million and, in any event, at least until January 1, 2005. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: Citigroup Global Markets, Inc. — Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P/Citigroup Extended Market Ex-U.S. Index represents the small capitalization component of the S&P/Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 27 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.

The Fund

5

Dreyfus Premier Stock Funds
Dreyfus Premier International Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004

Value

Assets ($):
Investment in The Boston Company International
Small Cap Portfolio (“Portfolio”), at value (Note 1A)	2,785,504
Receivable due from administrator—Note 2	153,988
Receivable for Fund shares sold	195,983
3,135,475

Liabilities ($):
Accrued accounting, custody and transfer agent fees	36,057
Accrued expenses and other liabilities	124,767
160,824

Net Assets ( $)	2,974,651

Composition of Net Assets ($):
Paid-in capital	2,746,718
Undistributed net investment income	122
Accumulated net realized gain	60,473
Net unrealized appreciation	167,338

Net Assets ( $)	2,974,651

Net Assets Attributable to ($):
Class A	1,124,975
Class B	1,369,708
Class C	379,213
Class R	55,533
Class T	45,222

Shares of Beneficial Interest outstanding:
Class A	73,541
Class B	90,119
Class C	24,945
Class R	3,620
Class T	2,964

Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A	15.30
Class B	15.20
Class C	15.20
Class R	15.34
Class T	15.26

The accompanying notes are an integral part of the financial statements.

6

Dreyfus Premier Stock Funds
Dreyfus Premier International Small Cap Fund
STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (Unaudited)

Investment Income—Note 1(b) ($):
Interest income allocated from Portfolio
(including securities lending income of	243)	832
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $	1,236)	12,409
Expenses allocated from Portfolio		(5,444)
Net investment income allocated from Portfolio		7,797
Expenses:
Professional fees		13,573
Registration fees		30,476
Distribution fees—Note 2(b)		2,570
Shareholder servicing costs—Note 2(c)		1,314
Transfer agent fees—Note 2(c)		162
Propectus and shareholders’ reports		1,817
Custodian fees—Note 2(c)		964
Administration service fees—Note 2(c)		152
Miscellaneous		6,363
Total Expenses		57,391
Less—reimbursement of Fund operating expenses—Note 2(a)		(49,883)
Net Expenses		7,508
Investment income—net		289

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions		59,555
Foreign currency transactions and
forward foreign currency exchange contracts		933
Net Realized Gain (Loss)		60,488
Change in unrealized appreciation (depreciation)
on investments allocated from Portfolio		153,452
Net Realized and Unrealized Gain (Loss) on Investments		213,940
Net Increase in Net Assets from Operations		214,229

The accompanying notes are an integral part of the financial statements.

The Fund

7

Dreyfus Premier Stock Funds
Dreyfus Premier International Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004	Year Ended
	(Unaudited)	September 30, 2003[a]

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Investment income—net	289	179
Net realized gains	60,488	5,197
Change in net unrealized appreciation	153,452	13,886
Net Increase in Net Assets
from Investment Operations	214,229	19,262

Dividends to Shareholders from ($)
Net investment income:
Class A	(376)	—
Class B	(70)	—
Class C	(8)	—
Class R	(103)	—
Class T	(57)	—
Net realized gains on investments:
Class A	(729)	—
Class B	(871)	—
Class C	(519)	—
Class R	(168)	—
Class T	(182)	—
Total Dividends	(3,083)	—

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares
Class A	1,570,157	29,097
Class B	1,212,707	66,590
Class C	352,905	46,555
Class R	37,513	7,000
Class T	27,938	7,000

8

		Six Months Ended
		March 31, 2004	Year Ended
		(Unaudited)	September 30, 2003[a]

Fund Share (Principal) Transactions
(Note 4) ($) (continued):
Dividends reinvested:
Class A		1,106	—
Class B		822	—
Class C		495	—
Class R		271	—
Class T		239	—
Cost of shares redeemed:			—
Class A		(542,833)	—
Class B		(11,370)	(1,561)
Class C		(60,388)	—
Net Increase in Net Assets
from Fund Share Transactions		2,589,562	154,681
Total Increase in Net Assets		2,800,708	173,943

Net Assets ($):
Beginning of period		173,943	—
End of period (including undistributed
net investment income of $122 and $	447)	2,974,651	173,943

a From February 1, 2003 (commencement of operations) to September 30, 2003

The accompanying notes are an integral part of the financial statements

The Fund

9

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2004	Year Ended
Class A Shares	(Unaudited)	September 30, 2003*

Per Share Data ($)
Net asset value, beginning of period	12.07	8.98
From Investment Operations:
Net Investment income†	.04[a]	.06[a]
Net realized and unrealized gain on investments	3.28	3.03
Total from investment operations	3.32	3.09
Distributions:
Dividends from investment income—net	(.03)	—
Dividends from net realized gains on investments	(.06)	—
Total Distributions	(.09)	—
Net asset value, end of period ($)	15.30	12.07

Total Return (%)	27.66[b,c]	34.41[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.87[c]	1.12[c]
Net investment income (to average daily net assets)†	.38[c]	.58[c]

Net Assets, end of period ($ x 1,000)	1,125	32
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(0.49)[a]	(17.31)[a]
Ratios (to average daily net assets) (%):
Expenses	5.64[c]	166.94[c]
Net investment (loss)	(4.24)[c]	(165.24)[c]

a Calculated based on average shares outstanding.

b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

		Six Months Ended
		March 31, 2004	Year Ended
Class B Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		11.99	8.98
From Investment Operations:
Net Investment income	(loss)†	(.01)[a]	.01[a]
Net realized and unrealized gain on investments		3.29	3.00
Total from investment operations		3.28	3.01
Distributions:
Dividends from investment income—net		(.01)	—
Dividends from net realized gains on investments		(.06)	—
Total Distributions		(.07)	—
Net asset value, end of period ($)		15.20	11.99

Total Return (%)		27.41[b,c]	33.52[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†		1.23[c]	1.61[c]
Net investment income (loss)
(to average daily net assets)†		(.07)[c]	.08[c]

Net Assets, end of period ($ x 1,000)		1,370	73
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(0.55)[a]	(18.03)[a]
Ratios (to average daily net assets) (%):
Expenses	5.85[c]	167.44[c]
Net investment (loss)	(4.69)[c]	(165.75)[c]

a Calculated based on average shares outstanding.

b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

The Fund

11

FINANCIAL HIGHLIGHTS (continued)

		Six Months Ended
		March 31, 2004	Year Ended
Class C Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		11.99	8.98
From Investment Operations:
Net Investment income	(loss)†	(.04)[a]	.01[a]
Net realized and unrealized gain on investments		3.31	3.00
Total from investment operations		3.27	3.01
Distributions:
Dividends from net realized gains on investments		(.06)	—
Net asset value, end of period ( $)		15.20	11.99

Total Return (%)		27.37[b,c]	33.52[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†		1.23[c]	1.61[c]
Net investment income (loss)
(to average daily net assets) †		(.29)[c]	.09[c]

Net Assets, end of period ($ x 1,000)		379	50

*		From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its
operating expense.			If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share (	$)	(0.59)[a]	(17.65)[a]
Ratios (to average daily net assets) (%):
Expenses		5.85[c]	167.43[c]
Net investment (loss)		(4.91)[c]	(165.73)[c]

a Calculated based on average shares outstanding.

b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

		Six Months Ended
		March 31, 2004	Year Ended
Class R Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		12.07	8.98
From Investment Operations:
Net Investment income	(loss)†	(.01)[a]	.08[a]
Net realized and unrealized gain on investments		3.38	3.01
Total from investment operations		3.37	3.09
Distributions:
Dividends from investment income—net		(.04)	—
Dividends from net realized gains on investments		(.06)	—
Total Distributions		(.10)	—
Net asset value, end of period ($)		15.34	12.07

Total Return (%)		28.05[b,c]	34.41[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†		.76[c]	.95[c]
Net investment income (loss)
(to average daily net assets)†		(.06)[c]	.74[c]

Net Assets, end of period ($ x 1,000)		56	9
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(0.61)[a]	(16.87)[a]
Ratios (to average daily net assets) (%):
Expenses	5.38[c]	166.78[c]
Net investment (loss)	(4.68)[c]	(165.09)[c]

a Calculated based on average shares outstanding.

b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

The Fund

13

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

		Six Months Ended
		March 31, 2004	Year Ended
Class T Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		12.03	8.98
From Investment Operations:
Net Investment income	(loss)†	(.14)[a]	.04[a]
Net realized and unrealized gain on investments		3.45	3.01
Total from investment operations		3.31	3.05
Distributions:
Dividends from investment income—net		(.02)	—
Dividends from net realized gains on investments		(.06)	—
Total Distributions		(.08)	—
Net asset value, end of period ( $)		15.26	12.03

Total Return (%)		27.62[b,c]	33.96[b,c]

Ratio/Supplemental Data (%):
Expenses (toaverage daily net assets)†		.98[c]	1.28[c]
Net investment income (loss)
(to average daily net assets) †		(1.07)[c]	.41[c]

Net Assets, end of period ($ x 1,000)		45	9

*		From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its
operating expense.			If this voluntary action had not been taken,the investment loss per share and ratios would have been:
Net investment (loss) per share (	$)	(0.74)[a]	(16.88)[a]
Ratios (to average daily net assets) (%):
Expenses		5.60[c]	167.10[c]
Net investment (loss)		(5.69)[c]	(165.41)[c]

a Calculated based on average shares outstanding.

b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Small Cap Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and operates as a series company currently offering three series.The Fund’s investment objective seeks to provide investors with long-term capital growth. The Dreyfus Corporation (“Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the S&P/Citigroup Extended Market Ex-U.S. Index and to a limited extent, emerging markets. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 1% at March 31, 2004).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a

The Fund

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions.Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

16

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Pursuant to an Administration Agreement with Dreyfus, the Company has agreed to pay Dreyfus a monthly administration fee at the annual rate of 0.10% of the value of the Fund’s average daily net assets. Dreyfus is currently limiting the operating expenses, or assuming all or part of the expenses of the Fund, excluding Rule 12b-1 fees, Shareholder Services fees and any class specific expenses, to 1.45% of the Fund’s average daily net assets. Pursuant to this expense limitation, for the period ended March 31, 2004, Dreyfus reimbursed the Fund in the amount of $49,883 for its operating expenses. Dreyfus has contractually agreed to this expense limitation and/or waiver until the Fund’s total assets reach $15 million and, in any event, at least until January 1, 2005.

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2004, Class B, Class C and Class T shares were charged $1,882, $646 and $42, respectively, pursuant to the Plan.

During the period ended March 31, 2004, the Distributor retained no commissions earned on sales of Class A and T shares, and no contingent deferred sales charges on redemptions of the Fund’s Class B and C shares.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2004, Class A, Class B, Class C and Class T shares were charged $429, 627, $215 and $42, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2004, the Fund was charged $447 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the Fund. During the period ended March 31, 2004, the Fund was charged $964 pursuant to the custody agreement.

18

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilities to perform Fund accounting and administration services for the Fund. During the period ended March 31, 2004, the Fund was charged $152 pursuant to the administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. For the period ended March 31, 2004, the Fund incurred no Directors’ fees or expenses.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended March 31, 2004 aggregated $3,204,153 and $672,591, respectively.

NOTE 4—Capital Share Transactions:

Six Months Ended
March 31, 2004

Class A :
Shares sold	110,165
Dividends reinvested	83
Shares redeemed	(39,364)
Net increase	70,884

Class B:
Shares sold	84,736
Dividends reinvested	62
Shares redeemed	(734)
Net increase	84,064

Class C:
Shares sold	24,732
Dividends reinvested	37
Shares redeemed	(4,037)
Net increase	20,732

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Six Months Ended
March 31, 2004

Class R:
Shares sold	2,820
Dividends reinvested	20
Net increase	2,840

Class T:
Shares sold	2,166
Dividends reinvested	18
Net increase	2,184

At March 31, 2004, one shareholder held approximately 6% of the total outstanding shares of Class A. One shareholder held approximately 5% of the total outstanding shares of Class B. Five shareholders held approximately 16%, 6%, 6%, 5% and 5% of the total outstanding shares of Class C. Six shareholders held approximately 32%, 22%, 22%, 11%, 6% and 5% of the total outstanding shares of Class R. Seven shareholders held approximately 26%, 18%, 16%, 13%, 12%, 8% and 7% of the total outstanding shares of Class T. Investment activity of these shareholders could have a material impact on the Fund.

20

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

SCHEDULE OF INVESTMENTS
March 31, 2004 (Unaudited)

		Value ($)
Security	Shares	(Note 1A)

EQUITIES—92.9%
Australia—3.2%
Australian Stock Exchange Ltd.	62,000	786,981
Boral Ltd.	227,000	1,099,652
Oil Search Ltd.	660,500	587,277
Perpetual Trustees Australia Ltd.	14,200	479,453
Promina Group Ltd.	177,000	503,338
Southern Cross Broadcasting (Australia) Ltd.	55,600	457,711
West Australian Newspaper Holdings Ltd. (a)	125,700	611,816
		4,526,228
Austria—0.5%
Boehler-Uddeholm AG	8,500	693,376
Belgium—1.8%
Colruyt SA	5,124	570,350
Delhaize Group (a)	8,900	413,138
Mobistar SA*	14,700	966,546
Umicore (a)	8,700	531,331
		2,481,365
Canada—5.6%
Aber Diamond Corp.*	14,400	459,071
Astral Media, Inc.	25,400	557,031
CHC Helicopter Corp	19,400	534,330
Ensign Resource Service Group, Inc.	34,100	583,262
Home Capital Group, Inc.	59,800	1,141,570
Inmet Mining Corp.*	52,400	804,246
Penn West Petroleum Ltd.	10,400	486,805
QLT, Inc.*	27,700	703,922
Research in Motion Ltd.*	7,500	700,977
Rogers Wireless Communications, Inc.*	29,700	786,270
Tundra Semiconductor Corp. Ltd.*	23,000	456,628
Wheaton River Minerals Ltd.*	196,200	671,179
		7,885,291
Denmark—1.0%
Bryggerigruppen AS	7,000	466,636
GN Store Nord A/S (a)	61,000	445,992
Jyske Bank A/S*	8,600	458,067
		1,370,695
	The Fund		21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

Finland—1.6%
Kesko Oyj (a)	30,200	531,749
Nokian Renkaat Oyj (a)	8,700	701,228
Rautaruukki Oyj (a)	64,000	515,373
YIT-Yhtyma Oyj (a)	28,200	534,729
		2,283,079
France—7.5%
Alten*	36,700	594,683
Ciments Francais	6,300	472,801
Clarins (a)	6,355	395,941
CNP Assurances	8,950	517,946
Eiffage	5,011	773,107
Essilor International SA	8,600	524,059
Euler Hermes SA	11,800	650,914
Gecina SA	5,304	417,319
Guyenne et Gascogne SA (a)	3,400	393,314
Imerys SA	2,700	643,958
Legardere S.C.A	9,400	536,234
Natexis Banques Populaires (a)	4,900	574,980
Neopost SA	10,900	588,116
Oberthur Card Systems SA*	63,700	533,350
Pernod-Ricard SA	3,500	426,645
Pierre & Vacances	5,100	499,545
SEB SA	4,070	522,688
Trigano SA	8,700	449,917
Vallourec	4,020	361,337
Vinci SA	7,600	730,850
		10,607,704
Germany—4.7%
Aareal Bank AG (a)	10,800	357,717
AWD Holding AG	12,300	400,736
Continental AG (a)	22,900	902,861
Hannover Rueckversicherung AG (a)	17,050	571,448
Mobilcom AG	36,600	746,737
Puma AG Rudolf Dassler Sport (a)	6,900	1,523,327
Stada Arzneimittel AG	8,830	449,790

22

		Value ($)
Security	Shares	(Note 1A)

Germany (continued)
ThyssenKrupp AG	34,100	634,848
United Internet AG Registered Shares	26,714	582,863
Vossloh AG	8,300	445,378
		6,615,705
Greece—0.4%
Germanos SA	21,900	577,061
Hong Kong—2.1%
DAH Sing Financial	89,200	629,604
Golden Meditech Co., Ltd.	1,440,000	628,321
Skyworth Digital Holdings Ltd.	1,764,000	605,567
Wing Lung Bank	72,300	503,359
Xinao Gas Holdings Ltd.*	1,238,000	643,451
		3,010,302
Ireland—1.3%
Anglo Irish Bank Corp. PLC	60,000	960,414
Fyffes PLC*	253,800	487,506
Grafton Group PLC	56,600	400,727
		1,848,647
Italy—2.7%
Autostrada Torino-Milano Spa	35,900	499,501
Banco Popolare di Verona e Novara Scrl	38,100	621,122
Cassa di Risparmio di Firenze	219,300	394,235
Davide Campari-Milano Spa	8,400	378,034
ERG Spa	90,100	474,824
Fondiaria-Sai Spa	18,300	431,503
Merloni Elettrodomestici Spa	33,100	591,778
Milano Assicurazioni Spa	109,100	423,155
		3,814,152
Japan—19.2%
Alpine Electronics, Inc. (a)	40,000	556,195
Arrk Corp (a)	24,200	1,072,152
Casino Computer Co., Ltd. (a)	72,000	854,776
Central Glass Co., Ltd.	120,000	945,915
Citizen Electronics Co., Ltd.	17,400	1,076,237
CMK Corp (a)	52,000	836,249

	The Fund		23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

Japan (continued)
Don Quijote Co., Ltd. (a)	8,400	555,811
Doshisha Co., Ltd.	20,100	674,626
Fuji Soft ABC, Inc.	21,300	908,947
Fujirebio, Inc. (a)	39,000	483,573
Glory Ltd. (a)	32,000	553,893
Hitachi Construction Machinery Co., Ltd.	38,000	624,588
Index Corp (a)	150	825,662
Kawasaki Kisen Kaisha Ltd.	159,000	823,360
Kirin Beverage Corp	31,500	697,785
Kissei Pharmaceutical Co., Ltd.	31,000	671,845
Kobe Steel Ltd.	376,000	573,303
Koyo Seiko Co., Ltd. (a)	64,000	668,354
Kuroda Electric Co., Ltd.	12,600	518,354
Mitsui Trust Holdings, Inc. (a)	82,200	566,761
Nippon Shokubai Ltd.	114,000	892,060
Nissan Chemical Industries Ltd. (a)	77,000	671,203
Nissen Co., Ltd.	33,300	670,598
Nisshin Seifun Group, Inc.	72,000	702,877
Nitori Co., Ltd.	9,000	605,006
Pentax Corp (a)	126,000	738,262
Ricoh Leasing Co., Ltd.	34,700	961,671
Sanyo Shinpan Finance Co., Ltd.	12,200	655,159
Seino Transportation Co., Ltd.	86,000	881,607
Showa Corp	47,000	489,921
Sodick Co., Ltd. (a)	67,000	603,951
Sumisho Lease Co., Ltd.	29,100	1,160,875
Sumitomo Rubber Industries, Inc.	114,000	854,891
Tamron Co., Ltd.	13,000	710,587
Toho Gas Co., Ltd.	117,000	426,352
Tokyo Tatemono Co., Ltd.	85,000	559,168
USS Co., Ltd.	10,800	896,891
		26,969,465
Netherlands—3.6%
ASM International NV*	25,300	556,684
Corio NV	21,100	934,256

24

		Value ($)
Security	Shares	(Note 1A)

Netherlands (continued)
Hunter Douglas NV	12,900	651,393
Koninklijke BAM Groep NV	19,500	633,873
Koninklijke Wessanen NV	47,500	657,391
Stork NV	32,000	615,059
VNU NV	12,200	350,009
Wereldhave NV	7,800	635,315
		5,033,980
New Zealand—0.4%
Fisher & Paykel Appliances Holdings Ltd.	176,000	508,993
Norway—0.9%
Tandberg Television ASA* (a)	118,900	726,144
TGS Nopec Geophysical Co. ASA*	29,000	522,215
		1,248,359
Portugal—0.4%
Banco BPI SA Registered Shares (a)	150,000	589,177
Singapore—2.7%
First Engineering Ltd.	850,000	543,374
Fraser & Neave Ltd.	88,300	770,211
Jurong Technologies Industrial	790,000	660,772
Neptune Orient Lines Ltd.	512,000	669,901
Sembcorp Industries Ltd.	664,000	610,921
Want Want Holdings Ltd.	399,000	506,731
		3,761,910
South Korea—1.8%
Hanjin Shipping Co., Ltd.	24,800	437,583
Honam Petrochemical Corp..	11,600	472,329
Hyundai Mipo Dockyard	40,200	601,944
Korean Reinsurance Co.	12,100	482,093
You Eal Electronics Co., Ltd.	17,500	540,171
		2,534,120
Spain—4.2%
ACS Actividades de Construccion y Servicios SA (a)	12,900	632,174
Bankinter SA (a)	8,200	323,800
Corp Mapfre SA (a)	40,300	485,297
Corp Mapfre SA Right (a)	40,300	15,879

	The Fund		25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

Spain (continued)
Enagas	57,200	664,158
Gamesa Corp. Tecnologica SA (a)	24,800	1,017,773
Grupo Empresarial Ence SA (a)	16,600	455,803
Immobiliaria Urbis SA (a)	62,000	721,419
Indra Sistemas SA	38,000	496,903
Red Electrica de Espana (a)	33,400	565,475
TPI Telefonica Publicidad e Informacion SA	74,500	535,714
		5,914,395
Sweden—1.3%
Billerud AB (a)	43,600	685,553
Elekta AB*	26,859	506,074
Getinge AB, Class B (a)	61,600	662,067
		1,853,694
Switzerland—4.8%
Actelion NV*	5,000	541,331
Geberit AG (a)	1,520	836,036
Lindt & Spruengli AG	54	543,030
Logitech International SA*	9,810	445,381
Micronas Semiconductor Holdings AG Registered Shares*	18,400	870,997
Rieter Holding AG	2,500	632,211
Saurer AG	16,240	716,131
Sika AG (a)	1,440	705,548
Straumann Holding AG (a)	3,100	536,510
Verwalt & Privat-Bank AG (a)	3,700	584,795
Vontobel Holding AG (a)	16,700	356,330
		6,768,300
United Kingdom—21.2%
Acambis PLC*	75,900	490,931
Aga Foodservice Group PLC	97,100	430,052
Aggregate Industries PLC	594,800	932,997
Alliance Unichem PLC	48,600	520,630
Atkins WS PLC	61,800	669,448
Balfour Beatty PLC	166,600	797,816
Barratt Developments PLC	45,200	518,823
BPB PLC	78,900	517,615

26

		Value ($)
Security	Shares	(Note 1A)

United Kingdom (continued)
British Airways PLC*	139,300	710,783
Cairn Energy PLC*	63,900	1,035,347
Cattles PLC	139,800	871,996
Close Brothers Group PLC	46,600	687,965
Crest Nicholson	64,300	406,704
Dairy Crest Group PLC	60,900	447,292
DS Smith PLC	144,600	448,299
Eidos PLC*	193,700	568,352
EMAP PLC	31,400	502,388
Enterprise Inns PLC	83,400	941,137
FirstGroup PLC	126,300	625,221
Friends Provident PLC	203,300	544,934
Galen Holdings PLC	63,200	962,775
George Wimpey PLC	82,800	668,496
Hilton Group PLC	205,200	859,595
HMV Group PLC	166,400	678,635
ICAP PLC	142,000	746,833
Inchcape PLC	30,700	829,978
iSOFT Group PLC	93,206	605,017
Johnston Press PLC	67,600	653,685
Kelda Group PLC	42,900	356,848
Kensington Group PLC	132,300	1,149,930
Kidde PLC	291,800	551,950
Kier Group PLC	56,600	722,896
LogicaCMG PLC	94,200	445,456
Mcbride PLC	344,300	856,862
McCarthy & Stone PLC	68,000	752,296
Meggitt PLC	95,000	418,560
Mothercare PLC	86,200	544,031
Next PLC	26,500	699,314
Northern Rock PLC	44,000	630,499
Speedy Hire PLC	65,400	512,929
Taylor Nelson Sofres PLC	104,500	377,011
Travis Perkins PLC	21,200	543,802
Ultra Electronics Holdings PLC	42,300	458,215

	The Fund		27

STATEMENT OF INVESTMENTS (Unaudited)			(continued)

						Value ($)
Security					Shares	(Note 1A)

United Kingdom (continued)
United Business Media PLC					60,700	554,478
Viridian Group PLC					41,300	420,707
Whitbread PLC					35,900	480,974
Wolseley PLC					43,400	676,362
						29,826,864
TOTAL EQUITIES (cost $		91,726,803)				130,722,862

Preferred Stocks—1.2%

Krones AG					4,600	442,923
Porsche AG					1,150	695,282
Rhoen Klinikum AG					10,700	457,301
TOTAL PREFERRED STOCKS (cost $			1,162,762)			1,595,506

						Value ($)
Short-Term Investments—2.9%			Rate	Maturity	Par Value ($) (Note 1A)

U.S. Government—0.1%
U.S. Treasury Bill			0.91%	6/17/2004	200,000	199,611
Investment Companies—2.8%
Dreyfus Institutional Preferred Plus†					3,946,475	3,946,475
TOTAL SHORT TERM INVESTMENTS
(cost $	4,146,086)					4,146,086

Investment of Cash Collateral—14.4%

Dreyfus Institutional Preferred Money Market Fund
(cost $	19,996,699)			19,996,699		19,996,699

TOTAL INVESTMENTS—111.4% (cost			$117,032,350)			156,461,153
Other Assets, Less Liabilities—(11.4)%						(17,485,601)
NET ASSETS—100.0%						138,975,552

Notes to Schedule of Investments:
*	Non-income producing security
† Affiliated fund that is available only to investment companies and other accounts managed by Dreyfus.The effective yield is 0.98%.A complete listing of the fund’s holdings as of its most recent fiscal year end is available.
Denotes all or part of security segregated as collateral.
(a) Security, or a portion thereof, was on loan at March 31, 2004.

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

SCHEDULE OF INVESTMENTS
March 31, 2004

Percentage of
Industry Sector	Net Assets (%)
Basic Materials	6.7
Communications	7.2
Consumer, Cyclical	16.9
Consumer, Non-cyclical	13.9
Energy	3.3
Financial	18.2
Industrial	20.2
Technology	5.5
Utilities	2.2
Short-Term Investments	2.9
Investment of Cash Collateral from Security Lending	14.4
Total Investments	111.4

The accompanying notes are an integral part of the financial statements.

The Fund

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

			Cost	Value

Assets ($):
Investments, at value (including securities on loan valued at
	$18,525,201 (Note 6)) (Note 1A) (identified cost $	93,089,176)		132,517,979
Affiliated investment (Note 1H) (identified cost $	23,943,174)			23,943,174
Foreign currency , at value (identified cost, $	3,604,041)			3,607,181
Receivable for investments sold				1,309,744
Interest and dividends recievable				477,036
Receivable from foreign
currency exchange contracts (Note 5)				2,718
Prepaid expenses				4,580
Total assets				161,862,412

Liabilities
Liability for securities on loan (Note 6)				19,996,699
Payable for investments purchased				2,833,309
Payable for variation margin on
open financial futures contracts (Note 5)				5,260
Accrued accounting and custody fees (Note 2)				31,995
Accrued trustee fees and expenses (Note 2)				3,485
Accrued expenses and other liabilities				16,112
Total liabilities				22,886,860

Net Assets (applicable to investors’ beneficial interest)				138,975,552

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2004 (Unaudited)

Investment Income (Note 1C) ($):
Dividend income (net of foreign withholding taxes of $	118,691)	923,963
Interest income (including securities lending income of	56,505)	62,532
Total investment Income		987805
Expenses:
Investment advisory fee (Note 2)		571,420
Accounting and custody fees		86,324
Legal and audit services		16,394
Trustees’ fees and expenses (Note 2)		6,914
Insurance expense		4,516
Miscellaneous		1,053
Total expenses		686,621
Net investment income		299,343

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss):
Investment security transactions		5,541,550
Foreign currency transactions and
forward foreign currency exchange contracts		157,346
Net realized gain		5,698,896
Change in unrealized appreciation
(depreciation) Investment securities		22,362,151
Net realized and unrealized gain		28,061,047
Net Increase (Decrease) in Net Assets from Operations		28,360,390

The accompanying notes are an integral part of the financial statements.

The Fund

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

STATEMENT OF CHANGES IN NET ASSETS

			For the period
			January 28, 2003
		Six Months Ended	(commencement
		March 31, 2004	of operations) to
		(Unaudited)	September 30, 2003

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations
Net investment income		299,343	531,792
Net realized gains		5,698,896	2,795,189
Change in net unrealized appreciation		22,362,151	15,196,221
Net increase in net assets
from investment operations		28,360,390	18,523,202

Capital Transactions ($):
Assets contributed by Standish International
Small Cap Fund (including unrealized
appreciation of $0 and	$1,891,429)	—	39,701,792
Contributions		26,850,484	35,896,110
Withdrawals		(5,780,213)	(4,576,213)
Net increase in net assets
from capital tranactions		21,070,271	71,021,689
Total Increase in Net Assets		49,430,661	89,544,891

Net Assets ($):
At beginning of period		89,544,891	—
At end of period		138,975,552	89,544,891

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

FINANCIAL HIGHLIGHTS

		For the period
		January 28, 2003
	Six Months Ended	(commencement
	March 31, 2004	of operations) to
	(Unaudited)	September 30, 2003

Total Return (%)†	29.22	36.44
Ratios (%):
Expenses (to average daily net assets)*	1.20	1.46
Net Investment Income (to average daily net assets)*	0.53	1.29
Portfolio Turnover	32	46

Net Assets, End of Period (000’s omitted) ($)	138,976	89,545

* For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets) (%):
Expenses	N/A	1.49
Net investment income	N/A	1.26
†	Total return for the Portfolio includes performance of The Boston Company International Small Cap Fund prion to its conversion to a master-feeder structure and contribution of its investments to the Portfolio.Total return would have been lower in the absence of expense waivers.

††	Computed on an annualized basis.
†††	Not annualized.

The accompanying notes are an integral part of the financial statements.

The Fund

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the “Portfolio”), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

At March 31, 2004, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio. The value of the funds’ investment in the Portfolio reflects the funds’ proportionate interests in the net assets of the Portfolio. At March 31, 2004, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held approximately 99% and 1% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded.

Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portolio’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such secutities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts usually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.The Portfolio allocates at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(d) Foreign currency transactions: Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

(e) Investment Risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(f) Commitments and Contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Affiliated Issuers: Issuers in which the fund held investments in other investment companies advised by the fund manager

NOTE 2—Investment Advisory Fee:

The investment advisory fee paid to The Boston Company Asset Management, LLC (“TBCAM”) for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio’s average daily net assets.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $85,546 during the period ended March 31, 2004.

No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004 were $52,835,465 and $35,279,651, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$97,160,937
Gross unrealized appreciation	39,793,319
Gross unrealized depreciation	(489,804)
Net unrealized appreciation	$39,303,515

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust’s registration statement.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price.The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns.Writing puts and buying calls tend to increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio’s exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments.This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

The Portfolio did not enter into option transactions during the period ended March 31, 2004.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio’s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At March 31, 2004, the Portfolio held the following forward foreign currency exchange contracts:

	Local	Contract		Aggregate
Contracts	Principal	Value	Market	Face	Unrealized
to Deliver	Amount	Date	Value	Amount	Gain

Danish Krone	2,791,300	4/2/2004	461,105	461,105	—
Hong Kong
Dollar	1,425,000	4/1/2004	182,880	182,880	—
South Korean
Won	625,091,614	4/1/2004	544,600	547,318	2,718
Swedish Krona	1,018,500	4/2/2004	135,044	135,044	—
			1,323,629	1,326,347	2,718

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2004, the Portfolio held the following futures contracts:

		Expiration	Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($)	Gain (Loss) ($)

MSCI Pan-Euro
(126 contracts)	Long	6/17/2004	2,513,330	(10,480)
Topix Futures
(6 contracts)	Long	6/17/2004	678,654	35,401
				24,921

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the period ended March 31, 2004 resulting in security lending income. At March 31, 2004, the Portfolio had $18,525,201 worth of securities on loan.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the “Trust”) are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million.

Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2004, the commitment fee was $1,267 for the Portfolio.

During the period ended March 31, 2004, the Portfolio had no borrowings under the credit facility.

The Fund

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies as of March 31, 2004. The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

Samuel C. Fleming (63) Trustee (1986) c/o Decision Resources, Inc. 260 Charles Street,Waltham, MA 02453

Principal Occupation During Past 5 Years:

• Chairman of the Board and Chief Executive Officer, Decision Resources, Inc.

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Caleb Loring III (59) Trustee (1986) c/o Essex Street Associates, 400 Essex Street, .Beverly, MA 01915

Principal Occupation During Past 5 Years:

• Trustee, Essex Street Associates (family investment trust office)

Number of Portfolios in Fund Complex Overseen by Trustee 29

———————

Benjamin M. Friedman (59) Trustee (1986) c/o Harvard University, Cambridge, MA 02138

Principal Occupation During Past 5 Years:

• William Joseph Maier, Professor of Political Economy, Harvard University

Number of Portfolios in Fund Complex Overseen by Trustee: 29

INDEPENDENT TRUSTEES (continued)

John H. Hewitt (68) Trustee (1986)

P.O. Box 233, New London, NH 03257

Principal Occupation During Past 5 Years:

  Trustee, Mertens House, Inc.;Trustee and Chairman of the Board,Visiting Nurse Alliance of Vermont & New Hampshire

Number of Portfolios in Fund Complex Overseen by Trustee: 29

INTERESTED TRUSTEES

Patrick J. Sheppard (38)

Trustee, President and Chief Executive Officer (2003) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Chief Operating Officer, Mellon Institutional Asset Management; formerly Vice President and Chief Financial Officer, Mellon Institutional Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann (43) Secretary (2003) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  SeniorVice President and Head of Operations Mellon Institutional Asset Management, formerly First Vice President, Mellon Institutional Asset Management and Mellon Global Investments

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Steven M. Anderson (38)

Vice President and Treasurer (1999) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Mutual Funds Controller, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

The Fund

TRUSTEES AND OFFICERS (continued)

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (continued)

Denise B. Kneeland

Assistant Vice President (1996) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Manager, Mutual Funds Operations, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Cara E. Hultgren (34) Assistant Vice President (2001) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Assistant Manager, Mutual Fund Operations since 2001; Shareholder Representative, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

NOTES

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

Dreyfus Premier
International Small Cap Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0500SA0304

Dreyfus Premier
International
Equity Fund
SEMIANNUAL REPORT March 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
10	Financial Highlights
15	Notes to Financial Statements
21	Schedule of Investments (Master Portfolio)
29	Statement of Assets and Liabilities
(Master Portfolio)
30	Statement of Operations (Master Portfolio)
31	Statement of Changes in Net Assets
(Master Portfolio)
32	Financial Highlights (Master Portfolio)
33	Notes to Financial Statements (Master Portfolio)
43	Trustees and Officers (Master Portfolio)

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier
International Equity Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier International Equity Fund covers the six-month period from October 1, 2003, through March 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Remi J. Browne and Peter S. Carpenter, of The Boston Company Asset Management, LLC, adviser to the master portfolio in which the fund is invested.

The global stock market continued to rally during the reporting period, despite heightened volatility during the first quarter of 2004.With both industrialized and emerging economies on firmer footing, corporate spending and investment began to improve. In addition, strengthening foreign currencies relative to the U.S. dollar have made foreign-denominated investments more attractive to many domestic investors.

While we believe that the prospects for international stocks remain generally positive over the long run, investors should be prepared to weather day-to-day volatility and periodic market corrections as they pursue their long-term goals. As always, we encourage you to review your investments regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Remi J. Browne, CFA, and Peter S. Carpenter, CFA,
Portfolio Managers
The Boston Company Asset Management, LLC,
Investment Adviser

How did Dreyfus Premier International Equity Fund perform relative to its benchmark?

For the sixth-month period ended March 31, 2004, the fund produced a total return of 22.50% for its Class A Shares, 22.09% for its Class B Shares, 22.00% for its Class C shares, 22.60% for its Class R shares and 22.29% for its Class T shares.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”), produced a total return of 22.16% for the period.2

Gains in global equity markets were fueled during the reporting period by favorable economic trends, including low interest rates, higher corporate profits and stronger demand for goods and services from China and the United States. The fund generally performed in line with its benchmark, in part because the fund generally matched the Index’s geographical and sector composition, but owned shares of stocks that performed slightly better than the MSCI EAFE Index within several of those categories.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company International Core Equity Portfolio of the Mellon Institutional Funds Master Portfolio. The fund invests, under normal circumstances, at least 80% of its assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada.Although we generally seek to allocate assets among countries in accordance with the MSCI EAFE Index, deviations may occur. Similarly, we use the industry group allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index. The fund also may invest up to 20% of its net assets in high-grade fixed-income securities of any maturity or duration.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. We employ a bottom-up investment approach, which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

What other factors influenced the fund’s performance?

Although the reporting period included dramatic international news, such as terrorist attacks in Madrid, an assassination attempt in Taiwan and persistent instability in Iraq, the impact of these developments on global stock markets has been muted. Offsetting these factors were strong economic trends throughout the world, particularly in the United States and Asia.

The recovering global economy was driven higher by low interest rates, robust consumer spending and a recovery in corporate capital spending in the United States. In Asia, China has continued to grow its newly industrialized economy, sparking greater demand for energy and raw materials. In addition, Japan’s economy appears to have recovered from its long malaise following reform of the nation’s banking system.

In this more constructive environment, the fund received strong contributions to its performance from Japanese financial stocks, such as Sumitomo Mitsui Financial Group. Financial institutions in Japan generally have benefited from the improving credit quality of their loan portfolios, while the strong yen relative to the U.S. dollar helped support business conditions for companies serving a revitalized domestic market.

Despite rising oil prices, energy shares provided mixed returns. On one hand, Cairn Energy PLC, a British-based exploration and production company, made a huge discovery of oil in Northeast India, doubling the company’s oil reserves. On the other hand, Shell Transport and Trading Co. unexpectedly restated oil and gas reserves downward by approximately 20%, apparently as a result of management lapses. Meanwhile, Gamesa Corp., a Spanish manufacturer of renewable energy equipment, benefited from new government regulations.

4

The fund’s experience with Parmalat, which was the subject of fraud allegations during the reporting period, illustrated for us the benefits of maintaining a portfolio diversified across approximately 150 stocks. The insolvent Italian food company’s alleged accounting irregularities and investigations by regulatory authorities caused its share price to plunge.We sold the fund’s position in Parmalat when these concerns first surfaced. As a result, the negative impact on the fund’s performance was relatively small.

What is the fund’s current strategy?

The fund has remained fully invested in companies with what we believe to be strong business prospects and attractive valuations. Although we evaluate investment opportunities one company at a time, a number of broad, positive trends are evident to us: a recovering U.S. economy that is fueling better business conditions around the world, a Japanese economy that’s finally back on its feet, and the impressive growth of China’s economy. However, we remain aware that risks remain in the international equity markets, including the chance that another significant political disruption or terrorist act could derail global economic growth.

April 15, 2004

The fund invests in a “master portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The investment adviser to the master portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally mean the fund and the master portfolio in which it invests.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until the fund’s total assets reach $15 million and, in any event, at least until January 1, 2005. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund

5

Dreyfus Premier Stock Funds
Dreyfus Premier International Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investment in The Boston Company International
Core Equity Portfolio (Portfolio), at value—Note 1(a)		888,181
Recievable due from administrator—Note 2		151,973
Receivable for Fund shares sold		62,382
Prepaid expenses		971
		1,103,507

Liabilities ($):
Accrued accounting, custody and transfer agent fees		38,454
Accrued expenses and other liabilities		117,949
		156,403

Net Assets ( $)		947,104

Composition of Net Assets ($):
Paid-in capital		859,697
Undistributed net investment (loss)		(720)
Accumulated net realized gain on investments		34,635
Net unrealized appreciation on investments		53,492

Net Assets ( $)		947,104

Net Assets Attributable to ($):
Class A		298,135
Class B		357,003
Class C		254,643
Class R		10,644
Class T		26,679

Shares of Beneficial Interest outstanding:
Class A		11,662
Class B		13,989
Class C		9,957
Class R		413.48
Class T		1,041

Net Asset Value Per Share ($):
(Net Assets/Shares outstanding)
Class A		25.56
Class B		25.52
Class C		25.57
Class R		25.74
Class T		25.63

The accompanying notes are an integral part of the financial statements.

6

Dreyfus Premier Stock Funds
Dreyfus Premier International Equity Fund
STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (Unaudited)

Investment Income—Note 1(b) ($):
Interest income allocated from Portfolio
(including securities lending income of	163)	200
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $	697)	5,908
Expenses allocated from Portfolio		(2,417)
Net investment income allocated from Portfolio		3,691
Expenses:
Professional fees		1,180
Registration fees		39,567
Distribution fees—Note 2(b)		1,233
Shareholder servicing costs—Note 2(c)		579
Transfer agent fees—Note 2(c)		127
Propectus and shareholders' reports		2,109
Custodian fees—Note 2(c)		1,057
Administration service fee—Note 2(c)		68
Miscellaneous		5,622
Total Expenses		51,542
Less—reimbursement of Fund operating expenses—Note 2(a)		(47,586)
Net Expenses		3,956
Investment (loss)—net		(265)

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions		34,301
Foreign currency transactions and forward
foreign currency exchange contracts		1,026
Net Realized Gain (Loss)		35,327
Change in unrealized appreciation (depreciation)
on investments allocated from Portfolio		43,138
Net Realized and Unrealized Gain (Loss) on Investments		78,465
Net Increase in Net Assets from Operations		78,200

The accompanying notes are an integral part of the financial statements.

The Fund

7

Dreyfus Premier Stock Funds
Dreyfus Premier International Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2004	Year Ended
	(Unaudited)	September 30, 2003[a]

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Investment income (loss)—net	(265)	252
Net realized gain (loss) on investments	35,327	3,514
Change in net unrealized appreciation
(depreciation) on investments	43,138	10,354
Net Increase in Net Assets
from Investment Operations	78,200	14,120

Dividends to Shareholders from ($)
Net investment income:
Class A	(576)	—
Class B	(384)	—
Class R	(48)	—
Class T	(80)	—
Net realized gains on investments:
Class A	(1,012)	—
Class B	(1,229)	—
Class C	(338)	—
Class R	(83)	—
Class T	(208)	—
Total Dividends	(3,958)	—

8

		Six Months Ended
		March 31, 2004	Year Ended
		(Unaudited)	September 30, 2003[a]

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from shares sold:
Class A		269,393	443,601
Class B		289,755	38,320
Class C		223,532	50,000
Class R		—	7,000
Class T		14,073	7,000
Dividends reinvested:
Class A		1,556
Class B		1,541
Class C		338
Class R		130
Class T		288
Cost of shares redeemed:
Class A		(818)	(436,213)
Class B		(2,979)	(391)
Class C		(47,293)	(91)
Net Increase in Net Assets
from Fund Share Transactions		749,516	109,226
Total Increase (Decrease) in Net Assets		823,758	123,346

Net Assets ($):
Beginning of period		123,346	—
End of period (including undistributed
net investment income of $0 and $	633)	947,104	123,346

a From February 1, 2003 (commencement of operations) to September 30, 2003.

The accompanying notes are an integral part of the financial statements.

The Fund

9

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2004	Year Ended
Class A Shares	(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period	21.15	17.16
From Investment Operations:
Net Investment income†	.07[a]	.12[a]
Net realized and unrealized gain on investments	4.66	3.87
Total from investment operations	4.73	3.99
Distributions :
Dividends from investment income—net	(.12)	—
Dividends from net realized gains on investments	(.20)	—
Total Distributions	(.32)	—
Net asset value, end of period ( $)	25.56	21.15

Total Return (%)	24.25[b,c]	23.25[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.75[c]	.99[c]
Net investment income (to average daily net assets)†	.33[c]	.62[c]

Net Assets, end of period ($ x 1,000)	298	9

*	From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its
operating expense.		If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share ( $)	(2.07)[a]	(25.60)[a]
Ratios (to average daily net assets) (%):
Expenses	10.84[c]	130.43[c]
Net investment (loss)	(9.76)[c]	(128.82)[c]

a Calculated based on average shares outstanding.

b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

		Six Months Ended
		March 31, 2004	Year Ended
Class B Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		21.14	17.16
From Investment Operations:
Net Investment income	(loss)†	(.06)[a]	.03[a]
Net realized and unrealized gain on investments		4.70	3.95
Total from investment operations		4.64	3.98
Distributions :
Dividends from investment income—net		(.06)	—
Dividends from net realized gains on investments		(.20)	—
Total Distributions		(.26)	—
Net asset value, end of period ( $)		25.52	21.14

Total Return (%)		22.09[b,c]	23.19[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†		1.12[c]	1.49[c]
Net investment income (loss) (to average daily net assets)†		(.29)[c]	.13[c]

Net Assets, end of period ($ x 1,000)		357	43

*		From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating
expense.			If this voluntary action had not been taken, the investment loss per share and ratios would have been:
Net investment (loss) per share (	$)	(2.26)[a]	(25.48)[a]
Ratios (to average daily net assets) (%):
Expenses		11.18[c]	130.93[c]
Net investment (loss)		(10.35)[c]	(129.31)[c]

a Calculated based on average shares outstanding.

b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

The Fund

11

FINANCIAL HIGHLIGHTS (continued)

		Six Months Ended
		March 31, 2004	Year Ended
Class C Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		21.14	17.16
From Investment Operations:
Net Investment income	(loss)†	(.04)[a]	.03[a]
Net realized and unrealized gain on investments		4.67	3.95
Total from investment operations		4.63	3.98
Distributions :
Dividends from net realized gains on investments		(.20)	—
Net asset value, end of period ($)		25.57	21.14

Total Return (%)		22.00[b,c]	23.19[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†		1.12[c]	1.48[c]
Net investment income (loss) (to average daily net assets)†		(.17)[c]	.13[c]

Net Assets, end of period ($ x 1,000)		255	55
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(2.15)[a]	(25.73)[a]
Ratios (to average daily net assets) (%):
Expenses	11.18[c]	130.92[c]
Net investment (loss)	(10.23)[c]	(129.31)[c]
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

		Six Months Ended
		March 31, 2004	Year Ended
Class R Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		21.28	17.16
From Investment Operations:
Net Investment income	(loss)†	(.13)[a]	.15[a]
Net realized and unrealized gain on investments		4.91	3.97
Total from investment operations		4.78	4.12
Distributions :
Dividends from investment income—net		(.12)	—
Dividends from net realized gains on investments		(.20)	—
Total Distributions		(.32)	—
Net asset value, end of period ($)		25.74	21.28

Total Return (%)		22.6[b,c]	24.01[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†		.62[c]	0.83[c]
Net investment income (loss) (to average daily net assets)†		(.55)[c]	.79[c]

Net Assets, end of period ($ x 1,000)		11	9
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(2.54)[a]	(24.47)[a]
Ratios (to average daily net assets) (%):
Expenses	10.68[c]	130.27[c]
Net investment (loss)	(10.61)[c]	(128.65)[c]
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS (continued)

		Six Months Ended
		March 31, 2004	Year Ended
Class T Shares		(Unaudited)	September 30, 2003*

Per Share Data ($):
Net asset value, beginning of period		21.21	17.16
From Investment Operations:
Net Investment income	(loss)†	(.15)[a]	.09[a]
Net realized and unrealized gain on investments		4.85	3.96
Total from investment operations		4.70	4.05
Distributions :
Dividends from investment income—net		(.08)	—
Dividends from net realized gains on investments		(.20)	—
Total Distributions		(.28)	—
Net asset value, end of period ($)		25.63	21.21

Total Return (%)		22.29[b,c]	23.60[b,c]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†		.88[c]	1.16[c]
Net investment income (loss) (to average daily net assets)†		(.66)[c]	.45[c]

Net Assets, end of period ($ x 1,000)		27	9
*	From February 1, 2003 (commencement of operations) to September 30, 2003.
† For the period indicated, the administrator voluntarily agreed to reimburse the Fund for all or a portion of its operating expense. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment (loss) per share ($)	(2.48)[a]	(24.48)[a]
Ratios (to average daily net assets) (%):
Expenses	10.92[c]	130.60[c]
Net investment (loss)	(10.72)[c]	(128.99)[c]
a Calculated based on average shares outstanding.
b	Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
c	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Equity Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and operates as a series company currently offering three series.The Fund’s investment objective seeks to provide investors with long-term capital growth. The Dreyfus Corporation (“Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Core Equity Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund.The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 1.1% at March 31, 2004).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a

The Fund

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions.Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

16

(d) Allocation of operating activity:The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Pursuant to an Administration Agreement with Dreyfus, the Company has agreed to pay Dreyfus a monthly administration fee at the annual rate of 0.10% of the value of the Fund’s average daily net assets. Dreyfus is currently limiting the operating expenses, or assuming all or part of the expenses of the Fund, excluding Rule 12b-1 fees, Shareholder Services fees and any class specific expenses, to 1.25% of the Fund’s average daily net assets. Pursuant to this expense limitation, for the period ended March 31, 2004, Dreyfus reimbursed the Fund in the amount of $47,586 for its operating expenses. Dreyfus has contractually agreed to this expense limitation and/or waiver until the Fund’s total assets reach $15 million and, in any event, at least until January 1, 2005.

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2004, Class B, Class C and Class T shares were charged $683, $524 and $26, respectively, pursuant to the Plan.

During the period ended March 31, 2004, the Distributor retained no commissions earned on sales of Class A and T shares, and no contingent deferred sales charges on redemptions of the Fund’s Class B and C shares.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2004, Class A, Class B, Class C and Class T shares were charged $147, $228, $175 and $26, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2004, the Fund was charged $531 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the Fund. During the period ended March 31, 2004, the Fund was charged $1,057 pursuant to the custody agreement.

18

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilities to perform Fund accounting and administration services for the Fund. During the period ended March 31, 2004, the Fund was charged $68 pursuant to the administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. For the period ended March 31, 2004, the Fund incurred no Directors’ fees or expenses.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended March 31, 2004 aggregated $796,753 and $98,779, respectively.

NOTE 4—Capital Share Transactions:

Six Months Ended
March 31, 2004

Class A
Shares sold	11,222
Dividends reinvested	67
Shares redeemed	(35)
Net increase	11,254

Class B:
Shares sold	12,033
Dividends reinvested	66
Shares redeemed	(125)
Net increase	11,974

Class C:
Shares sold	9,372
Dividends reinvested	14
Shares redeemed	(2,020)
Net increase	7,366

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Six Months Ended
March 31, 2004

Class R:
Shares sold	6
Net increase	6

Class T:
Shares sold	621
Dividends reinvested	12
Net increase	633

At March 31, 2004, five shareholders held approximately 23%, 14%, 10%, 6% and 5% of the total outstanding shares of Class A. Seven shareholders held approximately 10%, 9%, 7%, 7%, 6%, 6% and 5% of the total outstanding shares of Class B.Two shareholders held approximately 72%, and 6% of the total outstanding shares of Class C. MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held of record approximately 100% of the total outstanding shares of the Class R.Three shareholders held approximately 40%, 32% and 20% of the total outstanding shares of Class T. Investment activity of these shareholders could have a material impact on the Fund.

20

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

SCHEDULE OF INVESTMENTS
March 31, 2004 (Unaudited)

		Value ($)
Security	Shares	(Note 1A)

EQUITIES—93.8%
Australia—4.8%
Boral Ltd.	202,300	979,998
Caltex Australia Ltd.	49,000	269,294
Insurance Australia Group Ltd.	264,000	961,191
Oil Search Ltd.	342,400	301,817
QBE Insurance Group Ltd. (a)	69,200	593,007
West Australian Newspaper Holdings Ltd.	82,800	403,010
Westpac Banking Corp.	43,800	589,201
WMC Resources Ltd.	93,900	368,510
		4,466,028
Austria—1.6%
Boehler-Uddeholm AG (a)	6,200	505,756
OMV AG (a)	4,900	929,139
		1,434,895
Belgium—0.4%
Delhaize Group (a)	8,400	389,928
Denmark—1.0%
AP Moller—Maersk A/S (a)	66	471,631
TDC A/S (a)	11,300	413,091
		884,722
Finland—2.2%
Fortum Oyj (a)	36,000	368,799
Kesko Oyj, Class B (a)	19,100	336,305
Nokia Oyj (a)	53,400	1,096,734
Rautaruukki Oyj (a)	30,600	246,412
		2,048,250
France—9.1%
Aventis SA (a)	5,200	400,493
Banca Intesa Spa	240,120	795,325
Banque National De Paris (a)	13,300	814,393
Bouygues SA (a)	9,900	341,316
Essilor International SA	7,300	444,840

The Fund

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security (continued)	Shares	(Note 1A)

France (continued)
Groupe Danone (a)	2,400	394,213
Guyenne et Gascogne SA (a)	2,600	300,770
Imerys SA	1,100	262,353
Renault SA	10,200	707,714
Sagem SA	4,566	508,801
Societe Generale, Class A (a)	15,000	1,283,630
Total SA	7,455	1,371,394
Vinci SA	7,400	711,618
		8,336,860
Germany—6.4%
Continental AG (a)	25,600	1,009,311
Deutsche Bank AG Registered Shares	3,400	283,211
Deutsche Telekom AG	34,600	622,856
E.ON AG (a)	13,800	910,768
Hannover Rueckversicherung AG (a)	13,000	435,708
Merck KGaA (a)	7,200	336,352
Puma AG Rudolf Dassler Sport (a)	2,700	596,085
SAP AG (a)	3,500	554,424
Siemens AG	7,100	525,146
ThyssenKrupp AG	34,900	649,741
		5,923,602
Greece—1.0%
Alpha Bank AE	30,500	941,120
Hong Kong—1.2%
China Unicom Ltd.	454,000	410,757
DAH Sing Financial	32,400	228,690
Esprit Holdings Ltd.	106,000	444,830
		1,084,277
Ireland—1.4%
Anglo Irish Bank Corp. PLC	47,600	761,928
CRH PLC	25,800	526,480
		1,288,408

22

		Value ($)
Security (continued)	Shares	(Note 1A)

Italy—1.6%
Tim Spa	83,800	474,642
Mediaset Spa	31,900	354,685
Ente Nazionale Idrocarburi Spa	34,000	684,898
		1,514,225
Japan—21.0%
Asahi Breweries Ltd.	39,000	451,410
Bank of Yokohama Ltd.* (a)	48,000	281,703
Casino Computer Co., Ltd. (a)	50,000	593,594
Citizen Electronics Co., Ltd.	15,600	964,902
Daito Trust Construction Co., Ltd.	17,000	661,872
Eisai Co. Ltd. (a)	19,200	519,217
Fuji Soft ABC, Inc.	10,200	435,270
Hinos Motors Ltd.	60,000	432,106
Ito-Yokado Co. Ltd.	7,000	318,182
KDDI Corp.	129	726,151
Keyence Corp.	1,200	291,830
Kirin Beverage Corp.	13,400	296,835
Kobe Steel Ltd.	392,000	597,699
Kyushu Electric Power Co., Inc. (a)	12,900	237,267
Mitsubishi Corp.	51,000	601,554
Mitsubishi Tokyo Financial Group, Inc.	88	869,198
Nissan Motor Co. Ltd.	93,700	1,046,802
Nisshin Seifun Group, Inc. (a)	42,000	410,012
NOK Corp.	12,700	467,664
Nomura Holdings, Inc.	20,000	363,445
NSK Ltd. (a)	62,000	305,006
NTT Corp.	96	543,153
Ono Pharmaceutical Co. Ltd.	11,100	504,545
Ricoh Co. Ltd.	24,000	492,520
Sanyo Shinpan Finance Co., Ltd.	6,100	327,580
Seiko Epson Corp.	12,400	499,425
Seino Transportation Co., Ltd.	68,000	697,085

The Fund

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security (continued)	Shares	(Note 1A)

Japan (continued)
Sharp Corp. (a)	30,000	534,810
Sumitomo Electric Industries Ltd. (a)	75,000	681,099
Sumitomo Mitsui Financial Group, Inc. (a)	124	915,612
Sumitomo Rubber Industries, Inc.	69,000	517,434
Takeda Chemical Industries Ltd. (a)	10,800	480,552
TDK Corp.	12,800	975,834
Tokyo Gas Corp., Ltd. (a)	158,000	596,970
Toyota Motor Corp.	18,600	692,058
		19,330,396
Netherlands—4.3%
ABN Amro Holding NV	41,400	925,211
ASM Lithography Holding NV*	17,900	328,620
Hunter Douglas NV	5,900	297,924
Ing Groep NV	38,900	856,409
Koninklijke Philips Electronics NV (a)	15,000	434,587
Royal KPN NV	58,200	455,052
Wereldhave NV	7,600	619,024
		3,916,827
New Zealand—0.5%
Fletcher Building Ltd.	148,000	437,902
Norway—2.0%
Norsk Hydro ASA (a)	10,000	631,173
Orkla ASA (a)	8,500	244,653
Storebrand ASA (a)	32,200	198,063
Telenor ASA (a)	95,800	666,250
Yara International ASA (a)	11,800	85,856
		1,825,995
Singapore—2.2%
Fraser and Neave Ltd.	50,930	444,245
Keppel Corp., Ltd.	160,900	701,739
Neptune Orient Lines Ltd.	289,000	378,128
Want Want Holdings Ltd.	384,000	487,680
		2,011,792

24

		Value ($)
Security (continued)	Shares	(Note 1A)

Spain—3.1%
Actividades Construccion y Servicios SA (a)	11,300	553,765
Corp. Mapfre SA* (a)	43,000	517,811
Corp. Mapfre SA Rights (a)	50,900	20,055
Gamesa Corp. Tecnologica SA (a)	16,000	656,628
Iberdrola SA	12,700	262,710
Repsol YPF SA	39,800	826,237
		2,837,206
Sweden—1.3%
Skandinaviska Enskilda Banken AB (a)	40,700	596,750
Trelleborg AB, Class B	17,000	309,033
Volvo AB, Class B (a)	7,600	250,598
		1,156,381
Switzerland—5.9%
Baloise Holdings Ltd.	5,600	234,993
Credit Suisse Group	26,300	912,415
Geberit AG (a)	870	478,521
Logitech International SA*	7,200	326,885
Micronas Semiconductor Holdings AG Registered Shares*	11,400	539,640
Novartis AG (a)	15,170	644,971
Saurer AG	9,500	418,919
Serono SA	750	463,490
Swiss Life Holding	1,900	293,544
UBS AG Registered Shares (a)	11,100	825,439
Zurich Financial Services AG	1,900	299,923
		5,438,740
United Kingdom—22.9%
Aggregate Industries PLC	355,800	558,104
Alliance Unichem PLC	35,400	379,224
Anglo American PLC	18,600	445,188
AstraZeneca PLC	8,900	414,379
Atkins WS PLC	26,500	287,057
Aviva PLC	54,300	529,084
Balfour Beatty PLC	99,000	474,092

The Fund

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security (continued)	Shares	(Note 1A)

United Kingdom (continued)
Barclays PLC	137,300	1,214,292
Barratt Developments PLC	51,700	593,433
BP PLC	164,400	1,383,430
British Airways PLC*	97,900	499,538
BT Group PLC	115,400	376,938
Cattles PLC	87,900	548,272
Centrica PLC	193,600	815,468
Dixons Group PLC	177,400	504,156
Galen Holdings PLC	49,500	754,072
George Wimpey PLC	95,700	772,646
HBOS PLC	42,300	576,086
Inchcape PLC	26,200	708,320
Johnston Press PLC	40,800	394,532
Kelda Group PLC	32,900	273,667
Northern Rock PLC	42,800	613,304
Reckitt Benckiser PLC	37,200	923,327
Royal Bank of Scotland Group PLC	53,008	1,621,872
Sage Group PLC	75,000	249,475
Shell Transport & Trading Co. PLC	64,700	424,458
Shire Pharmaceuticals Group PLC*	58,700	575,206
Tesco PLC	242,100	1,097,941
Vodafone Group PLC	943,800	2,242,424
Whitbread PLC	24,100	322,882
Wolseley PLC	32,400	504,935
		21,077,802
TOTAL EQUITIES (cost 66,204,434)		86,345,356

26

				Value ($)
Preferred Stocks—0.2%			Shares	(Note 1A)

Unipol Spa			95,400	244,916
TOTAL PREFERRED STOCKS (cost 189,899)				244,916

				Value ($)
Short-Term Investments—0.9%	Rate	Maturity	Par Value ($)	(Note 1A)

U.S. Government—0.5%
U.S. Treasury Bill	0.91%	6/17/2004	420,000	419,183

Investment Companies—0.4%

Dreyfus Institutional Preferred Plus †		368,618	368,618
TOTAL SHORT-TERM INVESTMENTS
(cost $	787,801)		787,801

Investment of Cash Collateral—20.9%

Dreyfus Institutional Preferred Money Market Fund
(cost $	22,543,716)†	22,543,716	22,543,716

TOTAL INVESTMENTS—101.7%
(cost $	89,725,850)		109,921,789
Other Assets, Less Liabilities—(1.7)%			(1,861,074)
NET ASSETS—100.0%			108,060,715

Notes to Schedule of Investments:

* Non-income producing security

† Affiliated fund that is available only to investment companies and other accounts managed by TBCAM or its affiliates.The effective yield is 0.98%.A complete listing of the fund’s holdings as of its most recent fiscal year end is available.

Denotes all or part of security segregated as collateral.

(a) Security, or a portion thereof, was on loan at March 31, 2004.

The accompanying notes are an integral part of the financial statements.

The Fund

27

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

SCHEDULE OF INVESTMENTS
March 31, 2004 (Unaudited)

Percentage of
Industry Sector	Net Assets (%)

Basic Materials	3.2
Communications	8.5
Consumer, Cyclical	10.4
Consumer, Non-cyclical	11.1
Diversified	0.6
Energy	6.9
Financial	20.6
Industrial	11.0
Technology	4.1
Utilities	3.6
Short-Term Investments	20.9
Security Lending Cash Collateral	0.8
Total Investments	101.7%

The accompanying notes are an integral part of the financial statements.

28

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

			Value

Assets ($):
Investments, at value (including securities on loan
valued at $21,098,659 (Note 6))
(Note 1A) (identified cost, $	66,813,516)		87,009,455
Affiliated investment (Note 1G) (identified cost, $		22,912,334)	22,912,334
Foreign currency, at value (identified cost, $		4,217,637)	4,228,625
Receivable for investments sold			16,101,865
Interest and dividends recievable			623,624
Prepaid expenses			403
Total assets			130,876,306

Liabilities
Liability for securities on loan (Note 6)			22,543,716
Payable for investments purchased			218,153
Payable for variation margin on open
financial futures contracts (Note 5)			7,830
Accrued accounting and custody fees			32,229
Accrued trustees’ fees and expenses (Note 2)			1,867
Accrued expenses and other liabilities			11,796
Total liabilities			22,815,591

Net Assets		(applicable to investors’ beneficial interest)	108,060,715

The accompanying notes are an integral part of the financial statements.

The Fund

29

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2004 (Unaudited)

Investment Income (Note 1C) ($):
Dividend income (net of foreign withholding taxes of $	101,065)	836,621
Interest income (including securities lending income of	$19,361 (Note 6))	24,216
Total investment Income		860,837
Expenses
Investment advisory fee (Note 2)		373,280
Accounting and custody fees (Note 2)		79,193
Legal and audit services		21,907
Trustees’ fees and expenses (Note 2)		6,133
Insurance expense		4,936
Miscellaneous		1,104
Total expenses		486,553
Net investment income		374,284

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss):
Investment security transactions		6,567,736
Financial futures contracts		239,210
Foreign currency transactions and forward
foreign currency exchange contracts		(60,582)
Net realized gain		6,746,364
Change in unrealized appreciation (depreciation) Investment
securities, financial futures contracts, foreign currency
and forward foreign currency exchange contracts		7,595,823
Net realized and unrealized gain		14,342,187
Net Increase in Net Assets from Operations		14,716,471

The accompanying notes are an integral part of the financial statements.

30

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

			For the period
			January 28, 2003
		Six Months Ended	(commencement
		March 31, 2004	of operations) to
		(Unaudited)	September 30, 2003

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations
Net investment income		374,284	797,821
Net realized gains		6,746,364	1,041,685
Change in net unrealized appreciation		7,595,823	13,981,959
Net increase in net assets
from investment operations		14,716,471	15,821,465

Capital Transactions
Assets contributed by The Boston Company
International Core Equity Fund (including
unrealized appreciation of $0 and $	1,307,052)	—	55,577,761
Contributions		15,550,036	10,906,317
In kind transfer		4,430,220	—
Withdrawals		(4,296,340)	(4,645,215)
Net increase (decrease) in net assets
from capital transactions		15,683,916	61,838,863
Total Increase (Decrease) in Net Assets		30,400,387	77,660,328

Net Assets
At beginning of period		77,660,328	—
At end of period		108,060,715	$77,660,328

The accompanying notes are an integral part of the financial statements.

The Fund

31

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

FINANCIAL HIGHLIGHTS

		For the period
		January 28, 2003
	Six Months Ended	(commencement
	March 31, 2004	of operations) to
	(Unaudited)	September 30, 2003

Total Return (%)†	24.29	22.46
Ratios/Supplemental data (%):
Expenses (to average daily net assets)*	1.04	1.17
Net Investment Income (to average daily net assets)* 0.80		1.81
Portfolio Turnover	46	63

Net Assets, End of Period (000’s omitted)	108,060	77,660

* For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been: Ratios (to average daily net assets) (%):

Expenses	N/A	1.20
Net investment income	N/A	1.78
†	Total return would have been lower in the absense of expense waivers, returns for periods of less than one year have not been annualized.
††	Computed on an annualized basis.
†††	Not annualized.

The accompanying notes are an integral part of the financial statements.

32

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The Boston Company International Core Equity Portfolio (the “Portfolio”), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada.

At March 31, 2004, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio.The value of the funds’ investment in the Portfolio reflects the funds’ proportionate interests in the net assets of the Portfolio. At March 31, 2004,The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 98.9% and 1.1% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New

The Fund

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

York Stock Exchange, the value of the Portolio’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such secutities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations

34

resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts usually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.The Portfolio allocates at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(d) Foreign currency transactions: Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

The Fund

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Investment risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(f) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Affiliated Issuers: Issuers in which the fund held investments in other investment companies advised by The Boston Company Asset Management, LLC (“TBCAM”) or its affiliates.

NOTE 2—Investment Advisory Fee and Other Transactions with Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio’s average daily net assets.

The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $71,439 during the period ended March 31, 2004.

36

No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2004 were $40,321,218 and $47,552,772, respectively. For the period ended March 31, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

NOTE 4—Federal Taxes:

As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$67,468,473
Gross unrealized appreciation	20,847,667
Gross unrealized depreciation	(922,714)
Net unrealized appreciation	$19,924,953

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not

The Fund

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

involved.The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust’s registration statement.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price.The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns.Writing puts and buying calls tend to increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio’s exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments.This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an

38

unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

The Portfolio did not enter into option transactions during the period ended March 31, 2004.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio’s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At March 31, 2004, the Portfolio held the following forward foreign currency exchange contracts:

	Local	Contract		Aggregate
Contracts	Principal	Value	Market	Face	Unrealized
to Deliver	Amount	Date	Value	Amount	Loss

Euro	59,000	3/17/2004	74,092	72,155	(1,937)
South African Rand	730,000	1/27/2004	108,792	103,620	(5,172)
Total			182,884	175,775	(7,109)

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March, 31, 2004, the Portfolio held the following futures contracts:

		Expiration	Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($)	Gain (Loss) ($)

MSCI Pan-Euro
(187 contracts)	Long	6/17/2004	3,730,100	(16,119)
Topix Futures
(12 contracts)	Long	6/17/2004	1,357,307	56,581
				40,462

40

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the period ended March 31, 2004 resulting in security lending income. At March 31, 2004 the Portfolio had $21,098,659 worth of securities on loan.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the “Trust”) are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1 / 2 of 1%. In addi-

The Fund

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tion, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2004, the commitment fee was $1,277 for the Portfolio.

During the period ended March 31, 2004, the Portfolio had no borrowings under the credit facility.

42

Mellon Institutional Funds Master Portfolio

The Boston Company International Small Cap Portfolio

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies as of March 31, 2004. The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

Samuel C. Fleming (63) Trustee (1986) c/o Decision Resources, Inc. 260 Charles Street,Waltham, MA 02453

Principal Occupation During Past 5 Years:

• Chairman of the Board and Chief Executive Officer, Decision Resources, Inc.

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Caleb Loring III (59) Trustee (1986) c/o Essex Street Associates, 400 Essex Street, .Beverly, MA 01915

Principal Occupation During Past 5 Years:

• Trustee, Essex Street Associates (family investment trust office)

Number of Portfolios in Fund Complex Overseen by Trustee 29

———————

Benjamin M. Friedman (59) Trustee (1986) c/o Harvard University, Cambridge, MA 02138

Principal Occupation During Past 5 Years:

• William Joseph Maier, Professor of Political Economy, Harvard University

Number of Portfolios in Fund Complex Overseen by Trustee: 29

The Fund

43

TRUSTEES AND OFFICERS (continued)

INDEPENDENT TRUSTEES (continued)

John H. Hewitt (68) Trustee (1986)

P.O. Box 233, New London, NH 03257

Principal Occupation During Past 5 Years:

  Trustee, Mertens House, Inc.;Trustee and Chairman of the Board,Visiting Nurse Alliance of Vermont & New Hampshire

Number of Portfolios in Fund Complex Overseen by Trustee: 29

INTERESTED TRUSTEES

Patrick J. Sheppard (38)

Trustee, President and Chief Executive Officer (2003) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Chief Operating Officer, Mellon Institutional Asset Management; formerly Vice President and Chief Financial Officer, Mellon Institutional Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Barbara A. McCann (43) Secretary (2003) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  SeniorVice President and Head of Operations Mellon Institutional Asset Management, formerly First Vice President, Mellon Institutional Asset Management and Mellon Global Investments

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Steven M. Anderson (38)

Vice President and Treasurer (1999) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Mutual Funds Controller, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (continued)

Denise B. Kneeland

Assistant Vice President (1996) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Manager, Mutual Funds Operations, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

———————

Cara E. Hultgren (34) Assistant Vice President (2001) c/o Standish Mellon Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

  Assistant Manager, Mutual Fund Operations since 2001; Shareholder Representative, Standish Mellon Asset Management

Number of Portfolios in Fund Complex Overseen by Trustee: 29

The Fund

45

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

Dreyfus Premier
International Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0720SA0304

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Fund has a Nominating Committee, which is responsible for selecting and nominating persons for election or appointment by the Fund’s Board as Board members. The Committee has adopted a Nominating Committee Charter (“Charter”). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Fund and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER STOCK FUNDS
By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	May 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	May 27, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	May 27, 2004

EXHIBIT INDEX

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)